Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
January 31, 2024
SSP-NPRT3-0324
1.883103.112
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)(b)	129,873	3,872,813
AST SpaceMobile, Inc. (a)(b)	817,752	2,346,948
ATN International, Inc. (b)	109,929	4,056,380
Bandwidth, Inc. (a)	238,621	3,302,515
Charge Enterprises, Inc. (a)(b)	1,214,429	166,984
Cogent Communications Group, Inc.	443,027	34,201,684
Consolidated Communications Holdings, Inc. (a)	757,402	3,287,125
EchoStar Holding Corp. Class A (a)(b)	1,232,651	16,505,197
Globalstar, Inc. (a)(b)	7,095,641	11,282,069
IDT Corp. Class B (a)	154,464	5,341,365
Liberty Latin America Ltd.:
Class A (a)	152,366	1,072,657
Class C (a)(b)	1,583,787	11,276,563
Lumen Technologies, Inc. (a)(b)	10,196,777	12,440,068
Ooma, Inc. (a)(b)	243,239	2,631,846
Shenandoah Telecommunications Co.	487,283	9,984,429
		121,768,643
Entertainment - 0.4%
Atlanta Braves Holdings, Inc.	450,384	18,154,979
Atlanta Braves Holdings, Inc. Class A (b)	109,806	4,729,344
Cinemark Holdings, Inc. (a)(b)	1,107,387	15,315,162
IMAX Corp. (a)	453,206	6,331,288
Lions Gate Entertainment Corp.:
Class A (a)(b)	848,966	8,854,715
Class B (a)(b)	943,279	9,149,806
Loop Media, Inc. (a)(b)	322,912	226,071
Madison Square Garden Entertainment Corp.	403,109	13,439,654
Marcus Corp. (b)	234,326	3,182,147
Playstudios, Inc. Class A (a)	856,582	1,884,480
Reservoir Media, Inc. (a)(b)	189,459	1,326,213
Sphere Entertainment Co. (a)(b)	269,978	9,551,822
Vivid Seats, Inc. Class A (a)(b)	247,410	1,420,133
		93,565,814
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	1,024,639	14,058,047
CarGurus, Inc. Class A (a)	991,053	23,032,072
Cars.com, Inc. (a)	675,493	11,773,843
DHI Group, Inc. (a)(b)	387,223	886,741
Eventbrite, Inc. (a)(b)	782,705	6,551,241
EverQuote, Inc. Class A (a)(b)	217,513	2,747,189
fuboTV, Inc. (a)(b)	2,870,692	7,148,023
Grindr, Inc. (a)(b)	415,449	3,606,097
MediaAlpha, Inc. Class A (a)	228,158	2,909,015
Nextdoor Holdings, Inc. (a)(b)	1,467,503	2,230,605
Outbrain, Inc. (a)	391,853	1,539,982
QuinStreet, Inc. (a)	535,126	6,780,046
Shutterstock, Inc. (b)	250,738	11,777,164
System1, Inc. (a)(b)	283,425	510,165
TrueCar, Inc. (a)	912,279	3,229,468
Vimeo, Inc. (a)(b)	1,552,336	6,162,774
Yelp, Inc. (a)(b)	675,479	29,538,697
Ziff Davis, Inc. (a)(b)	467,695	31,522,643
ZipRecruiter, Inc. (a)(b)	683,519	9,514,584
		175,518,396
Media - 0.6%
Advantage Solutions, Inc. Class A (a)(b)	883,094	3,558,869
AMC Networks, Inc. Class A (a)(b)	313,585	5,672,753
Boston Omaha Corp. (a)(b)	239,154	3,704,495
Cardlytics, Inc. (a)(b)	371,216	2,836,090
Clear Channel Outdoor Holdings, Inc. (a)	3,789,654	6,518,205
Daily Journal Corp. (a)(b)	13,710	4,405,297
E.W. Scripps Co. Class A (a)(b)	602,563	4,802,427
Emerald Holding, Inc. (a)	151,516	930,308
Entravision Communication Corp. Class A (b)	624,933	2,518,480
Gambling.com Group Ltd. (a)(b)	157,819	1,444,044
Gannett Co., Inc. (a)(b)	1,464,768	3,617,977
Gray Television, Inc.	859,939	8,212,417
iHeartMedia, Inc. (a)(b)	1,049,189	2,843,302
Integral Ad Science Holding Corp. (a)	494,546	7,195,644
John Wiley & Sons, Inc. Class A	368,636	12,474,642
Magnite, Inc. (a)(b)	1,370,923	12,132,669
PubMatic, Inc. (a)	437,060	6,634,571
Scholastic Corp.	271,808	10,448,300
Sinclair, Inc. Class A (b)	336,245	5,279,047
Stagwell, Inc. (a)(b)	815,015	5,313,898
TechTarget, Inc. (a)	258,336	8,827,341
TEGNA, Inc.	2,042,401	31,841,032
Thryv Holdings, Inc. (a)(b)	312,667	6,390,913
Townsquare Media, Inc. (b)	115,721	1,242,844
Urban One, Inc.:
Class A (a)	124,410	455,341
Class D (non-vtg.) (a)	60,890	219,204
WideOpenWest, Inc. (a)(b)	499,962	1,854,859
		161,374,969
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	664,596	5,881,675
Spok Holdings, Inc. (b)	183,758	3,043,032
Telephone & Data Systems, Inc. (b)	1,000,089	19,211,710
Tingo Group, Inc. (a)(b)(c)	1,203,095	830,136
		28,966,553
TOTAL COMMUNICATION SERVICES		581,194,375
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 1.3%
Adient PLC (a)	946,926	32,867,801
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,151,511	9,315,724
Atmus Filtration Technologies, Inc. (b)	161,833	3,613,731
Cooper-Standard Holding, Inc. (a)(b)	171,956	3,024,706
Dana, Inc.	1,314,515	17,824,823
Dorman Products, Inc. (a)(b)	266,252	21,675,575
Fox Factory Holding Corp. (a)(b)	431,549	27,204,849
Gentherm, Inc. (a)(b)	331,964	15,984,067
Holley, Inc. (a)(b)	538,896	2,570,534
LCI Industries (b)	250,703	27,898,230
Luminar Technologies, Inc. (a)(b)	2,752,701	7,487,347
Modine Manufacturing Co. (a)	521,920	36,059,453
Patrick Industries, Inc. (b)	216,264	21,710,743
Solid Power, Inc. (a)(b)	1,570,975	2,544,980
Standard Motor Products, Inc.	207,085	8,355,880
Stoneridge, Inc. (a)	267,260	4,754,555
The Goodyear Tire & Rubber Co. (a)	2,847,597	39,695,502
Visteon Corp. (a)	279,138	32,181,820
XPEL, Inc. (a)(b)	229,381	12,260,414
		327,030,734
Automobiles - 0.1%
Fisker, Inc. (a)(b)	2,120,712	1,701,659
LiveWire Group, Inc. (a)(b)	171,689	1,703,155
Winnebago Industries, Inc. (b)	296,500	19,485,980
Workhorse Group, Inc. (a)(b)	2,077,251	550,472
		23,441,266
Broadline Retail - 0.1%
Big Lots, Inc. (b)	288,204	1,654,291
ContextLogic, Inc. (a)(b)	224,988	983,198
Dillard's, Inc. Class A (b)	35,367	13,696,578
Qurate Retail, Inc. (a)	645	3,438
Savers Value Village, Inc. (b)	263,805	4,930,515
		21,268,020
Distributors - 0.0%
Weyco Group, Inc.	58,614	1,882,096
Diversified Consumer Services - 1.2%
2U, Inc. (a)(b)	811,089	689,993
Adtalem Global Education, Inc. (a)(b)	402,343	20,310,275
Carriage Services, Inc.	136,845	3,381,440
Chegg, Inc. (a)	1,153,059	11,357,631
Coursera, Inc. (a)(b)	1,319,800	25,260,972
Duolingo, Inc. (a)(b)	296,529	53,046,073
European Wax Center, Inc. (a)(b)	348,172	5,166,872
Frontdoor, Inc. (a)	819,268	26,839,220
Graham Holdings Co.	36,171	26,057,588
Laureate Education, Inc. Class A (b)	1,321,978	16,683,362
Lincoln Educational Services Corp. (a)	242,963	2,176,948
Nerdy, Inc. Class A (a)(b)	636,516	1,954,104
OneSpaWorld Holdings Ltd. (a)(b)	846,892	11,543,138
Perdoceo Education Corp. (b)	661,544	11,973,946
Rover Group, Inc. Class A (a)(b)	926,696	10,138,054
Strategic Education, Inc.	229,388	21,576,235
Stride, Inc. (a)(b)	429,362	25,740,252
Udemy, Inc. (a)	896,306	12,180,799
Universal Technical Institute, Inc. (a)	335,059	4,731,033
WW International, Inc. (a)(b)	555,114	2,087,229
		292,895,164
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	545,162	5,587,911
Bally's Corp. (a)(b)	296,659	3,340,380
Biglari Holdings, Inc. Class B (a)	7,021	1,085,938
BJ's Restaurants, Inc. (a)(b)	230,117	7,964,349
Bloomin' Brands, Inc. (b)	887,574	23,627,220
Bowlero Corp. Class A (b)	169,730	1,834,781
Brinker International, Inc. (a)(b)	443,149	18,962,346
Carrols Restaurant Group, Inc.	372,622	3,502,647
Century Casinos, Inc. (a)(b)	259,847	901,669
Chuy's Holdings, Inc. (a)	182,015	6,153,927
Cracker Barrel Old Country Store, Inc. (b)	223,833	17,313,483
Dave & Buster's Entertainment, Inc. (a)(b)	365,159	19,546,961
Denny's Corp. (a)(b)	506,368	5,382,692
Dine Brands Global, Inc. (b)	156,582	7,304,550
El Pollo Loco Holdings, Inc. (a)	276,990	2,564,927
Empire Resorts, Inc. (c)	17,230	0
Everi Holdings, Inc. (a)	856,310	8,914,187
First Watch Restaurant Group, Inc. (a)(b)	226,796	4,867,042
Full House Resorts, Inc. (a)(b)	331,828	1,566,228
Global Business Travel Group, Inc. (a)(b)	324,729	1,880,181
Golden Entertainment, Inc. (b)	205,114	7,872,275
Hilton Grand Vacations, Inc. (a)	814,151	33,950,097
Inspired Entertainment, Inc. (a)(b)	219,524	2,015,230
International Game Technology PLC (b)	1,099,360	28,539,386
Jack in the Box, Inc.	204,579	15,951,025
Krispy Kreme, Inc. (b)	887,204	11,790,941
Kura Sushi U.S.A., Inc. Class A (a)(b)	59,258	5,814,988
Life Time Group Holdings, Inc. (a)(b)	451,492	6,004,844
Light & Wonder, Inc. Class A (a)	923,627	74,241,138
Lindblad Expeditions Holdings (a)(b)	355,674	3,286,428
Monarch Casino & Resort, Inc.	136,834	9,431,968
Mondee Holdings, Inc. (a)(b)	462,916	1,080,909
Nathan's Famous, Inc. (b)	25,458	1,816,428
Noodles & Co. (a)(b)	398,487	1,012,157
Papa John's International, Inc.	331,498	24,358,473
PlayAGS, Inc. (a)	372,762	3,246,757
Portillo's, Inc. (a)(b)	456,122	6,267,116
Potbelly Corp. (a)(b)	262,542	3,302,778
RCI Hospitality Holdings, Inc. (b)	88,370	5,457,731
Red Robin Gourmet Burgers, Inc. (a)(b)	157,855	1,606,964
Red Rock Resorts, Inc. (b)	480,070	26,250,228
Rush Street Interactive, Inc. (a)(b)	661,113	3,444,399
Sabre Corp. (a)	3,352,361	13,744,680
SeaWorld Entertainment, Inc. (a)	367,918	18,175,149
Shake Shack, Inc. Class A (a)(b)	382,324	28,888,401
Six Flags Entertainment Corp. (a)	731,114	18,431,384
Super Group SGHC Ltd. (a)(b)	1,381,599	4,324,405
Sweetgreen, Inc. Class A (a)(b)	982,782	10,496,112
Target Hospitality Corp. (a)(b)	316,225	3,057,896
The Cheesecake Factory, Inc. (b)	490,159	16,846,765
The ONE Group Hospitality, Inc. (a)(b)	211,980	932,712
Xponential Fitness, Inc. (a)	254,533	2,815,135
		536,756,318
Household Durables - 2.4%
Beazer Homes U.S.A., Inc. (a)	299,533	9,510,173
Cavco Industries, Inc. (a)	88,701	29,441,636
Century Communities, Inc.	288,033	24,972,461
Cricut, Inc.	480,159	2,516,033
Dream Finders Homes, Inc. (a)(b)	246,943	8,117,016
Ethan Allen Interiors, Inc.	232,173	6,763,199
GoPro, Inc. Class A (a)	1,264,512	3,768,246
Green Brick Partners, Inc. (a)	265,063	13,828,337
Helen of Troy Ltd. (a)(b)	240,515	27,538,968
Hooker Furnishings Corp.	107,730	2,486,408
Hovnanian Enterprises, Inc. Class A (a)	49,471	8,359,115
Installed Building Products, Inc. (b)	240,017	46,767,312
iRobot Corp. (a)(b)	275,855	3,751,628
KB Home	720,465	42,932,509
La-Z-Boy, Inc. (b)	439,151	15,286,846
Landsea Homes Corp. (a)	207,408	2,611,267
Legacy Housing Corp. (a)(b)	101,097	2,388,922
LGI Homes, Inc. (a)(b)	210,605	24,853,496
Lovesac (a)(b)	143,588	3,325,498
M.D.C. Holdings, Inc.	607,713	38,030,680
M/I Homes, Inc. (a)(b)	273,101	34,798,529
Meritage Homes Corp.	368,712	61,062,394
Purple Innovation, Inc.	545,040	555,941
Skyline Champion Corp. (a)(b)	543,139	37,194,159
Snap One Holdings Corp. (a)(b)	174,040	1,374,916
Sonos, Inc. (a)(b)	1,285,065	20,021,313
Taylor Morrison Home Corp. (a)(b)	1,047,473	54,615,242
Traeger, Inc. (a)(b)	358,249	784,565
TRI Pointe Homes, Inc. (a)(b)	972,972	33,596,723
United Homes Group, Inc. (a)(b)	54,980	413,450
Vizio Holding Corp. (a)	776,903	5,438,321
VOXX International Corp. (a)(b)	112,377	938,348
Worthington Enterprises, Inc. (b)	311,884	17,789,863
		585,833,514
Leisure Products - 0.4%
Acushnet Holdings Corp. (b)	312,240	19,777,282
AMMO, Inc. (a)(b)	921,908	2,000,540
Clarus Corp. (b)	305,045	1,805,866
Escalade, Inc. (b)	94,478	1,517,317
Funko, Inc. (a)(b)	365,064	2,581,002
JAKKS Pacific, Inc. (a)	76,129	2,387,405
Johnson Outdoors, Inc. Class A	53,916	2,413,280
Latham Group, Inc. (a)(b)	397,911	1,006,715
Malibu Boats, Inc. Class A (a)(b)	205,753	8,590,188
Marine Products Corp.	90,146	920,391
MasterCraft Boat Holdings, Inc. (a)	174,710	3,384,133
Smith & Wesson Brands, Inc. (b)	462,302	6,037,664
Solo Brands, Inc. Class A (a)(b)	220,084	614,034
Sturm, Ruger & Co., Inc.	175,681	7,670,232
Topgolf Callaway Brands Corp. (a)(b)	1,453,527	19,142,951
Vista Outdoor, Inc. (a)(b)	584,161	16,397,399
		96,246,399
Specialty Retail - 2.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	265,389	2,760,046
Abercrombie & Fitch Co. Class A (a)(b)	494,669	50,406,771
Academy Sports & Outdoors, Inc. (b)	732,351	45,940,378
America's Car Mart, Inc. (a)(b)	59,107	3,599,025
American Eagle Outfitters, Inc. (b)	1,850,441	36,675,741
Arko Corp. (b)	817,018	6,372,740
Asbury Automotive Group, Inc. (a)(b)	209,663	43,832,147
BARK, Inc. (a)(b)	1,336,348	1,376,438
Beyond, Inc. (a)(b)	457,466	10,059,677
Big 5 Sporting Goods Corp. (b)	226,395	1,138,767
Boot Barn Holdings, Inc. (a)(b)	301,209	21,608,734
Build-A-Bear Workshop, Inc. (b)	132,049	2,975,064
Caleres, Inc. (b)	345,368	10,834,194
Camping World Holdings, Inc. (b)	423,167	10,515,700
CarParts.com, Inc. (a)	549,315	1,477,657
Carvana Co. Class A (a)(b)	971,368	41,827,106
Designer Brands, Inc. Class A (b)	438,240	3,755,717
Destination XL Group, Inc. (a)(b)	584,542	2,495,994
Duluth Holdings, Inc. (a)	132,757	647,854
Envela Corp. (a)(b)	71,395	310,568
EVgo, Inc. Class A (a)(b)	1,053,088	2,411,572
Foot Locker, Inc. (b)	831,300	23,409,408
Genesco, Inc. (a)	111,297	3,091,831
Group 1 Automotive, Inc.	138,183	35,935,871
GrowGeneration Corp. (a)(b)	588,504	1,359,444
Guess?, Inc. (b)	286,483	6,400,030
Haverty Furniture Companies, Inc. (b)	149,718	5,075,440
Hibbett, Inc. (b)	124,195	8,277,597
J. Jill, Inc. (a)(b)	44,750	1,043,123
Lands' End, Inc. (a)(b)	150,249	1,422,858
Lazydays Holdings, Inc. (a)(b)	74,817	367,351
Leslie's, Inc. (a)(b)	1,798,315	12,066,694
MarineMax, Inc. (a)(b)	216,673	6,066,844
Monro, Inc. (b)	315,909	10,064,861
National Vision Holdings, Inc. (a)(b)	784,529	14,913,896
OneWater Marine, Inc. Class A (a)(b)	116,964	2,951,002
PetMed Express, Inc. (b)	216,645	1,345,365
Rent the Runway, Inc. Class A (a)(b)	495,498	304,335
Revolve Group, Inc. (a)(b)	416,716	6,004,878
Sally Beauty Holdings, Inc. (a)(b)	1,086,263	13,382,760
Shoe Carnival, Inc. (b)	184,948	4,716,174
Signet Jewelers Ltd.	451,734	44,938,498
Sleep Number Corp. (a)	215,286	2,217,446
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	147,786	7,472,060
Sportsman's Warehouse Holdings, Inc. (a)(b)	373,993	1,439,873
Stitch Fix, Inc. (a)(b)	870,261	2,784,835
The Aaron's Co., Inc.	305,109	3,139,572
The Buckle, Inc.	309,897	11,525,069
The Cato Corp. Class A (sub. vtg.) (b)	176,156	1,190,815
The Children's Place, Inc. (a)(b)	120,503	2,684,807
The ODP Corp. (a)(b)	328,173	16,782,767
thredUP, Inc. (a)(b)	725,079	1,475,536
Tile Shop Holdings, Inc. (a)(b)	286,895	1,861,949
Tilly's, Inc. (a)(b)	218,723	1,605,427
Torrid Holdings, Inc. (a)(b)	122,809	633,694
Upbound Group, Inc. (b)	557,940	18,523,608
Urban Outfitters, Inc. (a)	646,136	24,553,168
Warby Parker, Inc. (a)(b)	859,772	10,962,093
Winmark Corp.	28,615	10,320,572
Zumiez, Inc. (a)	160,132	2,749,466
		626,082,907
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)(b)	974,617	935,145
Figs, Inc. Class A (a)(b)	1,292,465	7,444,598
Fossil Group, Inc. (a)(b)	465,752	540,272
G-III Apparel Group Ltd. (a)(b)	417,746	12,569,977
Hanesbrands, Inc. (a)(b)	3,548,233	15,967,049
Kontoor Brands, Inc. (b)	568,583	33,330,335
Movado Group, Inc.	155,307	4,283,367
Oxford Industries, Inc. (b)	151,757	14,406,292
Rocky Brands, Inc. (b)	70,794	1,980,816
Steven Madden Ltd. (b)	761,373	31,886,301
Vera Bradley, Inc. (a)(b)	257,813	1,980,004
Wolverine World Wide, Inc.	788,140	6,588,850
		131,913,006
TOTAL CONSUMER DISCRETIONARY		2,643,349,424
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	48,392	41,684,385
Duckhorn Portfolio, Inc. (a)(b)	444,996	3,840,315
MGP Ingredients, Inc. (b)	161,247	13,697,933
National Beverage Corp. (a)(b)	240,387	11,115,495
Primo Water Corp.	1,583,138	23,082,152
The Vita Coco Co., Inc. (a)(b)	291,923	5,747,964
Zevia PBC (a)(b)	235,608	400,534
		99,568,778
Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc. (b)	327,009	17,236,644
Chefs' Warehouse Holdings (a)(b)	357,769	11,384,210
HF Foods Group, Inc. (a)(b)	388,687	1,943,435
Ingles Markets, Inc. Class A (b)	142,009	11,964,258
Natural Grocers by Vitamin Cottage, Inc.	96,532	1,443,153
PriceSmart, Inc.	254,792	19,369,288
SpartanNash Co. (b)	352,043	7,896,324
Sprouts Farmers Market LLC (a)(b)	1,030,639	51,913,286
United Natural Foods, Inc. (a)(b)	592,519	8,834,458
Village Super Market, Inc. Class A (b)	87,775	2,232,118
Weis Markets, Inc. (b)	167,801	10,193,911
		144,411,085
Food Products - 1.0%
Alico, Inc. (b)	69,232	2,038,190
B&G Foods, Inc. Class A (b)	722,469	7,268,038
Benson Hill, Inc. (a)(b)	1,666,568	286,983
Beyond Meat, Inc. (a)(b)	596,881	3,951,352
BRC, Inc. Class A (a)(b)	404,358	1,528,473
Cal-Maine Foods, Inc.	417,177	23,119,949
Calavo Growers, Inc.	176,751	4,611,434
Dole PLC	724,173	8,175,913
Forafric Global PLC (a)(b)	44,456	464,121
Fresh Del Monte Produce, Inc.	344,649	8,471,472
J&J Snack Foods Corp.	152,696	24,313,784
John B. Sanfilippo & Son, Inc.	91,066	9,755,901
Lancaster Colony Corp. (b)	197,934	36,376,311
Limoneira Co. (b)	179,642	3,258,706
Mission Produce, Inc. (a)(b)	492,082	4,915,899
Seneca Foods Corp. Class A (a)	53,008	2,829,567
Sovos Brands, Inc. (a)(b)	553,771	12,210,651
SunOpta, Inc. (a)(b)	954,404	5,678,704
The Hain Celestial Group, Inc. (a)	904,593	9,688,191
The Simply Good Foods Co. (a)(b)	919,989	34,775,584
TreeHouse Foods, Inc. (a)(b)	521,204	21,942,688
Utz Brands, Inc. Class A (b)	731,734	12,951,692
Vital Farms, Inc. (a)(b)	311,368	4,477,472
Westrock Coffee Holdings (a)(b)	282,572	2,927,446
		246,018,521
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	298,007	13,976,528
Central Garden & Pet Co. Class A (non-vtg.) (a)(b)	171,885	7,095,413
Energizer Holdings, Inc.	723,971	22,891,963
Oil-Dri Corp. of America	50,385	3,273,010
WD-40 Co. (b)	137,498	35,609,232
		82,846,146
Personal Care Products - 1.0%
BellRing Brands, Inc. (a)	1,331,760	73,606,375
Edgewell Personal Care Co. (b)	506,758	18,775,384
elf Beauty, Inc. (a)(b)	546,710	87,216,646
Herbalife Ltd. (a)(b)	997,892	12,024,599
Inter Parfums, Inc. (b)	185,876	25,864,645
MediFast, Inc. (b)	109,520	5,985,268
Nature's Sunshine Products, Inc. (a)	133,548	2,325,071
Nu Skin Enterprises, Inc. Class A	504,595	9,365,283
The Beauty Health Co. (a)(b)	821,710	2,407,610
USANA Health Sciences, Inc. (a)(b)	112,858	5,284,012
Waldencast PLC (a)(b)	363,836	2,565,044
		245,419,937
Tobacco - 0.1%
Ispire Technology, Inc. (b)	180,570	1,986,270
Turning Point Brands, Inc. (b)	172,581	4,191,992
Universal Corp.	245,088	14,202,850
Vector Group Ltd.	1,470,899	15,400,313
		35,781,425
TOTAL CONSUMER STAPLES		854,045,892
ENERGY - 7.0%
Energy Equipment & Services - 2.4%
Archrock, Inc.	1,407,569	22,999,677
Atlas Energy Solutions, Inc. (b)	180,575	3,136,588
Borr Drilling Ltd. (b)	2,228,932	13,707,932
Bristow Group, Inc. (a)(b)	236,469	6,238,052
Cactus, Inc. (b)	654,984	27,797,521
Championx Corp. (b)	1,981,739	54,319,466
Core Laboratories, Inc.	473,155	7,461,654
Diamond Offshore Drilling, Inc. (a)	1,032,280	12,593,816
DMC Global, Inc. (a)	195,918	3,334,524
Dril-Quip, Inc. (a)(b)	343,598	6,896,012
Expro Group Holdings NV (a)(b)	909,254	16,002,870
Forum Energy Technologies, Inc. (a)	96,275	1,897,580
Helix Energy Solutions Group, Inc. (a)	1,452,712	13,655,493
Helmerich & Payne, Inc.	986,791	39,728,206
KLX Energy Services Holdings, Inc. (a)(b)	124,220	1,207,418
Kodiak Gas Services, Inc.	158,439	3,710,641
Liberty Oilfield Services, Inc. Class A (b)	1,664,690	34,608,905
Mammoth Energy Services, Inc. (a)(b)	216,125	758,599
Nabors Industries Ltd. (a)(b)	92,115	7,791,087
Newpark Resources, Inc. (a)	769,703	4,995,372
Noble Corp. PLC	1,141,026	50,353,477
Oceaneering International, Inc. (a)(b)	1,016,290	21,118,506
Oil States International, Inc. (a)(b)	626,268	3,864,074
Patterson-UTI Energy, Inc.	3,577,643	39,676,061
ProFrac Holding Corp. (a)(b)	266,551	2,108,418
ProPetro Holding Corp. (a)(b)	971,411	8,218,137
Ranger Energy Services, Inc. Class A	153,034	1,554,825
RPC, Inc.	869,817	6,358,362
SEACOR Marine Holdings, Inc. (a)	243,670	2,573,155
Seadrill Ltd. (a)(b)	511,767	22,118,570
Select Water Solutions, Inc. Class A	806,576	6,267,096
Solaris Oilfield Infrastructure, Inc. Class A	308,234	2,311,755
TETRA Technologies, Inc. (a)	1,266,099	5,304,955
Tidewater, Inc. (a)(b)	470,986	31,645,549
U.S. Silica Holdings, Inc. (a)	758,122	8,127,068
Valaris Ltd. (a)(b)	611,266	37,819,027
Weatherford International PLC (a)(b)	720,074	64,482,627
		596,743,075
Oil, Gas & Consumable Fuels - 4.6%
Amplify Energy Corp. (a)(b)	367,599	2,249,706
Ardmore Shipping Corp.	425,797	7,055,456
Berry Corp. (b)	776,905	5,213,033
California Resources Corp. (b)	703,574	33,546,408
Callon Petroleum Co. (a)(b)	618,361	19,861,755
Centrus Energy Corp. Class A (a)(b)	124,393	6,247,016
Chord Energy Corp.	424,009	65,195,624
Chord Energy Corp.:
warrants 9/1/24 (a)	29,463	713,594
warrants 9/1/25 (a)	14,729	221,082
Civitas Resources, Inc. (b)	821,201	53,222,037
Clean Energy Fuels Corp. (a)(b)	1,711,200	5,048,040
CNX Resources Corp. (a)(b)	1,577,569	31,866,894
Comstock Resources, Inc. (b)	938,073	7,326,350
CONSOL Energy, Inc.	310,031	29,328,933
Crescent Energy, Inc. Class A (b)	784,907	8,673,222
CVR Energy, Inc.	301,416	10,166,762
Delek U.S. Holdings, Inc. (b)	649,589	17,558,391
DHT Holdings, Inc.	1,391,376	15,472,101
Dorian LPG Ltd.	349,243	13,075,658
Empire Petroleum Corp. (a)(b)	128,544	858,674
enCore Energy Corp. (a)(b)	1,479,608	6,820,993
Energy Fuels, Inc. (a)(b)	1,595,981	12,049,657
Enviva, Inc. (b)	308,040	134,983
Equitrans Midstream Corp.	4,419,601	45,035,734
Evolution Petroleum Corp. (b)	327,326	1,836,299
Excelerate Energy, Inc.	184,892	2,832,545
FLEX LNG Ltd. (b)	303,346	9,091,280
FutureFuel Corp.	259,080	1,476,756
Gevo, Inc. (a)(b)	2,319,132	2,165,605
Golar LNG Ltd.	1,011,136	22,052,876
Granite Ridge Resources, Inc. (b)	348,088	1,907,522
Green Plains, Inc. (a)(b)	586,759	12,163,514
Gulfport Energy Corp. (a)	113,269	14,373,836
Hallador Energy Co. (a)	232,711	1,985,025
HighPeak Energy, Inc.	123,995	1,692,532
International Seaways, Inc. (b)	411,377	22,066,262
Kinetik Holdings, Inc.	188,690	6,136,199
Kosmos Energy Ltd. (a)(b)	4,612,917	27,954,277
Magnolia Oil & Gas Corp. Class A	1,812,374	37,371,152
Matador Resources Co. (b)	1,147,068	62,962,563
Murphy Oil Corp.	1,501,032	58,089,938
NACCO Industries, Inc. Class A	41,667	1,511,679
Nextdecade Corp. (a)(b)	781,882	3,979,779
Nordic American Tanker Shipping Ltd.	2,089,090	9,296,451
Northern Oil & Gas, Inc. (b)	891,305	29,858,718
Overseas Shipholding Group, Inc.	620,074	3,782,451
Par Pacific Holdings, Inc. (a)	558,821	20,447,260
PBF Energy, Inc. Class A (b)	1,129,951	57,073,825
Peabody Energy Corp. (b)	1,157,279	30,899,349
Permian Resource Corp. Class A (b)	3,954,948	53,312,699
PrimeEnergy Corp. (a)(b)	6,938	667,436
Rex American Resources Corp. (a)	157,594	6,522,816
Riley Exploration Permian, Inc. (b)	90,627	2,013,732
Ring Energy, Inc. (a)(b)	1,173,709	1,631,456
SandRidge Energy, Inc.	319,611	4,666,321
Scorpio Tankers, Inc.	483,498	34,183,309
SFL Corp. Ltd.	1,164,318	14,169,750
SilverBow Resources, Inc. (a)(b)	214,096	5,686,390
Sitio Royalties Corp. (b)	840,357	17,924,815
SM Energy Co. (b)	1,195,992	44,347,383
Talos Energy, Inc. (a)	1,362,324	17,669,342
Teekay Corp. (a)	624,206	5,611,612
Teekay Tankers Ltd. (b)	242,298	15,155,740
Tellurian, Inc. (a)(b)	5,591,684	2,801,434
Uranium Energy Corp. (a)(b)	3,833,419	29,287,321
VAALCO Energy, Inc.	1,100,179	4,686,763
Verde Clean Fuels, Inc. (a)(b)	37,974	101,011
Vertex Energy, Inc. (a)(b)	655,481	957,002
Vital Energy, Inc. (a)(b)	235,642	10,328,189
Vitesse Energy, Inc. (b)	259,034	5,442,304
W&T Offshore, Inc. (b)	972,402	2,956,102
World Kinect Corp. (b)	600,156	13,545,521
		1,133,618,244
TOTAL ENERGY		1,730,361,319
FINANCIALS - 16.8%
Banks - 9.2%
1st Source Corp.	166,765	8,716,807
ACNB Corp. (b)	84,893	3,313,374
Amalgamated Financial Corp.	180,262	4,787,759
Amerant Bancorp, Inc. Class A	262,369	5,932,163
American National Bankshares, Inc.	105,255	4,766,999
Ameris Bancorp (b)	670,335	33,275,429
Ames National Corp.	80,252	1,696,527
Arrow Financial Corp.	150,613	3,793,941
Associated Banc-Corp.	1,531,479	32,176,374
Atlantic Union Bankshares Corp.	762,152	26,035,112
Axos Financial, Inc. (a)	562,959	31,204,817
Banc of California, Inc. (b)	1,332,467	18,361,395
BancFirst Corp. (b)	223,804	19,808,892
Bancorp, Inc., Delaware (a)(b)	527,790	23,032,756
Bank First National Corp. (b)	94,537	7,982,704
Bank of Hawaii Corp. (b)	397,782	25,151,756
Bank of Marin Bancorp	162,057	3,173,076
Bank7 Corp.	35,876	1,002,734
BankUnited, Inc.	753,002	21,279,837
Bankwell Financial Group, Inc.	58,821	1,632,283
Banner Corp.	346,753	16,151,755
Bar Harbor Bankshares	151,289	3,980,414
BayCom Corp.	111,595	2,277,654
BCB Bancorp, Inc.	153,432	1,905,625
Berkshire Hills Bancorp, Inc.	441,255	10,590,120
Blue Foundry Bancorp (a)(b)	218,170	2,081,342
Blue Ridge Bankshares, Inc. (b)	172,961	432,403
Bridgewater Bancshares, Inc. (a)	206,852	2,587,719
Brookline Bancorp, Inc., Delaware	888,798	9,616,794
Burke & Herbert Financial Services Corp. (b)	65,569	3,829,230
Business First Bancshares, Inc.	245,008	5,524,930
Byline Bancorp, Inc.	247,457	5,404,461
C & F Financial Corp. (b)	30,334	1,683,537
Cadence Bank (b)	1,847,306	49,175,286
Cambridge Bancorp	77,379	5,307,426
Camden National Corp. (b)	145,780	5,252,453
Capital Bancorp, Inc.	95,396	2,075,817
Capital City Bank Group, Inc.	133,946	3,828,177
Capitol Federal Financial, Inc.	1,285,220	8,148,295
Capstar Financial Holdings, Inc.	193,518	3,520,092
Carter Bankshares, Inc. (a)(b)	225,408	3,259,400
Cathay General Bancorp (b)	706,211	29,074,707
Central Pacific Financial Corp.	272,726	5,255,430
Central Valley Community Bancorp	101,286	1,966,974
Chemung Financial Corp. (b)	32,322	1,503,619
ChoiceOne Financial Services, Inc. (b)	71,915	1,918,692
Citizens & Northern Corp.	147,233	2,984,413
Citizens Financial Services, Inc. (b)	38,222	2,237,898
City Holding Co. (b)	150,326	15,364,820
Civista Bancshares, Inc.	151,592	2,590,707
CNB Financial Corp., Pennsylvania	207,550	4,431,193
Coastal Financial Corp. of Washington (a)(b)	111,434	4,446,217
Codorus Valley Bancorp, Inc.	93,452	2,202,664
Colony Bankcorp, Inc.	163,898	2,004,473
Columbia Financial, Inc. (a)(b)	296,047	5,322,925
Community Bank System, Inc.	539,851	24,708,980
Community Trust Bancorp, Inc.	157,317	6,528,656
ConnectOne Bancorp, Inc.	372,692	8,512,285
CrossFirst Bankshares, Inc. (a)	457,613	6,461,496
Customers Bancorp, Inc. (a)	290,312	15,514,273
CVB Financial Corp.	1,349,482	22,630,813
Dime Community Bancshares, Inc.	359,538	8,201,062
Eagle Bancorp, Inc.	300,733	7,455,171
Eastern Bankshares, Inc.	1,571,854	21,943,082
Enterprise Bancorp, Inc.	95,716	2,720,249
Enterprise Financial Services Corp. (b)	367,746	15,309,266
Equity Bancshares, Inc. (b)	148,599	4,881,477
Esquire Financial Holdings, Inc.	70,481	3,514,183
ESSA Bancorp, Inc. (b)	86,142	1,637,559
Evans Bancorp, Inc.	47,926	1,412,379
Farmers & Merchants Bancorp, Inc. (b)	125,559	2,837,633
Farmers National Banc Corp. (b)	370,549	5,083,932
FB Financial Corp.	361,047	13,449,001
Fidelity D & D Bancorp, Inc. (b)	47,753	2,375,234
Financial Institutions, Inc.	156,066	3,261,779
First Bancorp, North Carolina (b)	404,179	13,968,426
First Bancorp, Puerto Rico	1,745,864	29,121,012
First Bancshares, Inc.	311,482	7,920,987
First Bank Hamilton New Jersey	206,185	2,832,982
First Busey Corp.	526,778	12,400,354
First Business Finance Services, Inc.	78,543	2,888,026
First Commonwealth Financial Corp.	1,036,840	14,526,128
First Community Bankshares, Inc.	174,759	5,990,739
First Community Corp.	64,684	1,209,591
First Financial Bancorp, Ohio	955,209	21,415,786
First Financial Bankshares, Inc. (b)	1,320,953	41,253,362
First Financial Corp., Indiana	114,556	4,515,798
First Foundation, Inc.	517,948	4,930,865
First Interstate Bancsystem, Inc.	842,290	23,179,821
First Merchants Corp.	600,267	20,295,027
First Mid-Illinois Bancshares, Inc.	224,572	7,067,281
First of Long Island Corp.	217,118	2,609,758
First Western Financial, Inc. (a)(b)	79,712	1,359,090
Five Star Bancorp	126,624	3,017,450
Flushing Financial Corp. (b)	284,278	4,556,976
FS Bancorp, Inc.	64,817	2,386,562
Fulton Financial Corp. (b)	1,627,337	25,370,184
FVCBankcorp, Inc. (a)(b)	160,783	1,972,807
German American Bancorp, Inc.	284,270	9,417,865
Glacier Bancorp, Inc. (b)	1,130,401	43,701,303
Great Southern Bancorp, Inc. (b)	89,440	4,658,930
Greene County Bancorp, Inc.	72,123	1,803,075
Guaranty Bancshares, Inc. Texas	80,132	2,443,225
Hancock Whitney Corp. (b)	880,213	39,706,408
Hanmi Financial Corp.	313,132	5,244,961
HarborOne Bancorp, Inc. (b)	411,309	4,491,494
HBT Financial, Inc.	132,100	2,571,987
Heartland Financial U.S.A., Inc.	429,025	15,217,517
Heritage Commerce Corp.	605,262	5,380,779
Heritage Financial Corp., Washington	351,925	7,091,289
Hilltop Holdings, Inc.	467,726	14,728,692
Hingham Institution for Savings (b)	15,022	2,776,967
Home Bancorp, Inc.	71,408	2,843,467
Home Bancshares, Inc.	1,927,606	45,183,085
HomeStreet, Inc.	183,104	2,519,511
HomeTrust Bancshares, Inc.	148,486	4,031,395
Hope Bancorp, Inc.	1,172,491	12,991,200
Horizon Bancorp, Inc. Indiana (b)	441,726	5,791,028
Independent Bank Corp.	448,176	25,138,192
Independent Bank Corp.	204,552	5,203,803
Independent Bank Group, Inc.	366,060	17,699,001
International Bancshares Corp.	544,646	28,789,988
John Marshall Bankcorp, Inc. (b)	123,254	2,341,826
Kearny Financial Corp.	561,544	4,059,963
Lakeland Bancorp, Inc.	633,608	8,420,650
Lakeland Financial Corp.	252,090	16,879,946
LCNB Corp. (b)	95,979	1,417,610
Live Oak Bancshares, Inc. (b)	342,138	12,443,559
Luther Burbank Corp. (a)	85,599	821,750
Macatawa Bank Corp.	266,135	2,836,999
Mainstreet Bancshares, Inc.	63,723	1,180,150
Mercantile Bank Corp.	159,728	6,403,496
Metrocity Bankshares, Inc.	189,044	4,518,152
Metropolitan Bank Holding Corp. (a)(b)	104,855	5,084,419
Mid Penn Bancorp, Inc.	143,328	3,064,353
Middlefield Banc Corp. (b)	79,006	2,085,758
Midland States Bancorp, Inc.	212,551	5,581,589
MidWestOne Financial Group, Inc.	145,038	3,698,469
MVB Financial Corp. (b)	115,028	2,465,050
National Bank Holdings Corp.	372,275	13,029,625
National Bankshares, Inc. (b)	57,905	1,868,015
NBT Bancorp, Inc.	464,640	16,527,245
Nicolet Bankshares, Inc. (b)	130,684	10,163,295
Northeast Bank	67,738	3,714,075
Northeast Community Bancorp, Inc.	124,872	2,151,545
Northfield Bancorp, Inc.	403,061	4,848,824
Northrim Bancorp, Inc.	54,815	2,769,802
Northwest Bancshares, Inc.	1,294,121	16,008,277
Norwood Financial Corp. (b)	73,978	2,026,257
Oak Valley Bancorp Oakdale California	66,404	1,729,824
OceanFirst Financial Corp.	593,602	10,227,762
OFG Bancorp	469,254	17,254,470
Old National Bancorp, Indiana (b)	2,965,584	48,843,168
Old Second Bancorp, Inc.	438,962	5,978,662
Orange County Bancorp, Inc. (b)	51,420	2,495,927
Origin Bancorp, Inc.	294,445	8,980,573
Orrstown Financial Services, Inc.	104,360	2,888,685
Pacific Premier Bancorp, Inc.	963,941	24,455,183
Park National Corp. (b)	145,238	18,979,702
Parke Bancorp, Inc.	106,096	1,963,837
Pathward Financial, Inc.	263,162	13,626,528
PCB Bancorp	105,511	1,767,309
Peapack-Gladstone Financial Corp.	170,956	4,714,966
Penns Woods Bancorp, Inc. (b)	65,064	1,402,780
Peoples Bancorp, Inc.	355,164	10,406,305
Peoples Financial Services Corp.	69,474	3,036,709
Pioneer Bancorp, Inc. (a)	95,804	934,089
Plumas Bancorp	54,959	1,938,954
Ponce Financial Group, Inc. (a)(b)	183,540	1,662,872
Preferred Bank, Los Angeles (b)	131,985	9,481,802
Premier Financial Corp.	362,252	7,567,444
Primis Financial Corp.	205,390	2,711,148
Princeton Bancorp, Inc.	51,544	1,683,427
Provident Financial Services, Inc.	747,389	12,369,288
QCR Holdings, Inc.	167,107	9,760,720
RBB Bancorp	172,406	3,049,862
Red River Bancshares, Inc.	48,444	2,480,817
Renasant Corp. (b)	558,181	17,655,265
Republic Bancorp, Inc., Kentucky Class A (b)	86,119	4,408,432
S&T Bancorp, Inc.	388,420	12,949,923
Sandy Spring Bancorp, Inc.	446,076	10,875,333
Seacoast Banking Corp., Florida (b)	854,114	20,977,040
ServisFirst Bancshares, Inc. (b)	516,809	34,698,556
Shore Bancshares, Inc.	304,312	3,937,797
Sierra Bancorp	131,812	2,735,099
Simmons First National Corp. Class A (b)	1,258,813	23,930,035
SmartFinancial, Inc.	159,630	3,712,994
South Plains Financial, Inc.	117,226	3,174,480
Southern First Bancshares, Inc. (a)	76,196	2,856,588
Southern Missouri Bancorp, Inc.	97,385	4,246,960
Southern States Bancshares, Inc.	70,880	1,811,693
Southside Bancshares, Inc.	291,011	9,108,644
Southstate Corp.	770,996	64,069,768
Stellar Bancorp, Inc. (b)	495,331	12,398,135
Sterling Bancorp, Inc. (a)(b)	177,636	961,011
Stock Yards Bancorp, Inc. (b)	276,558	13,750,464
Summit Financial Group, Inc. (b)	113,613	3,214,112
Texas Capital Bancshares, Inc. (a)	483,376	29,485,936
The Bank of NT Butterfield & Son Ltd.	496,269	15,051,839
The First Bancorp, Inc.	100,418	2,510,450
Third Coast Bancshares, Inc. (a)	125,403	2,382,657
Timberland Bancorp, Inc./Washington	73,042	2,042,985
Tompkins Financial Corp.	141,187	6,973,226
TowneBank	711,202	19,991,888
Trico Bancshares	315,985	11,486,055
Triumph Bancorp, Inc. (a)(b)	224,289	15,846,018
Trustco Bank Corp., New York	187,941	5,431,495
Trustmark Corp.	616,361	16,635,583
UMB Financial Corp.	448,408	36,993,660
United Bankshares, Inc., West Virginia (b)	1,324,404	47,479,883
United Community Bank, Inc. (b)	1,174,411	32,108,397
Unity Bancorp, Inc.	72,879	1,996,156
Univest Corp. of Pennsylvania	292,272	6,207,857
USCB Financial Holdings, Inc.	105,693	1,282,056
Valley National Bancorp (b)	4,378,052	42,116,860
Veritex Holdings, Inc.	534,270	11,225,013
Virginia National Bankshares C	49,326	1,628,251
WaFd, Inc.	652,462	18,947,496
Washington Trust Bancorp, Inc.	173,540	4,826,147
WesBanco, Inc.	585,184	17,169,299
West Bancorp., Inc.	158,969	2,990,207
Westamerica Bancorp.	262,833	12,542,391
WSFS Financial Corp.	620,711	27,627,847
		2,280,970,574
Capital Markets - 1.4%
Alti Global, Inc. Class A (a)(b)	230,839	1,433,510
Artisan Partners Asset Management, Inc. (b)	622,243	26,071,982
Assetmark Financial Holdings, Inc. (a)	222,866	6,835,300
B. Riley Financial, Inc. (b)	207,399	4,857,285
Bakkt Holdings, Inc. Class A (a)(b)	721,518	988,480
BGC Group, Inc. Class A (b)	3,625,813	25,598,240
BrightSphere Investment Group, Inc. (b)	323,013	7,145,048
Cohen & Steers, Inc. (b)	263,628	18,564,684
Diamond Hill Investment Group, Inc.	27,865	4,445,303
Donnelley Financial Solutions, Inc. (a)(b)	249,734	15,513,476
Forge Global Holdings, Inc. Class A (a)(b)	1,111,771	2,134,600
GCM Grosvenor, Inc. Class A (b)	420,879	3,657,439
Hamilton Lane, Inc. Class A (b)	370,058	42,904,525
MarketWise, Inc. Class A (b)	312,695	728,579
Moelis & Co. Class A (b)	677,143	37,222,551
Open Lending Corp. (a)(b)	1,004,509	7,373,096
P10, Inc. (b)	448,414	4,125,409
Patria Investments Ltd.	557,622	7,957,266
Perella Weinberg Partners Class A	424,231	4,984,714
Piper Jaffray Companies	175,810	30,501,277
PJT Partners, Inc. (b)	240,073	23,087,820
Silvercrest Asset Management Group Class A	94,218	1,571,556
StepStone Group, Inc. Class A (b)	547,519	18,314,511
StoneX Group, Inc. (a)(b)	269,685	17,731,789
Value Line, Inc.	8,019	357,647
Victory Capital Holdings, Inc.	270,036	9,108,314
Virtus Investment Partners, Inc.	70,038	16,536,672
WisdomTree Investments, Inc.	1,395,451	9,447,203
		349,198,276
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)(b)	46,588	1,616,138
Bread Financial Holdings, Inc.	504,017	18,280,697
Consumer Portfolio Services, Inc. (a)(b)	80,585	736,547
Encore Capital Group, Inc. (a)(b)	234,771	11,757,332
Enova International, Inc. (a)(b)	295,290	16,072,635
FirstCash Holdings, Inc.	381,478	43,782,230
Green Dot Corp. Class A (a)	469,617	4,231,249
LendingClub Corp. (a)(b)	1,109,754	10,009,981
LendingTree, Inc. (a)	107,676	3,482,242
Navient Corp. (b)	859,896	14,807,409
Nelnet, Inc. Class A	128,586	11,203,698
NerdWallet, Inc. (a)(b)	344,395	5,272,687
OppFi, Inc. Class A (a)	111,869	359,099
PRA Group, Inc. (a)(b)	391,804	8,921,377
PROG Holdings, Inc. (a)	449,807	13,782,086
Regional Management Corp.	79,208	1,931,091
Upstart Holdings, Inc. (a)(b)	741,629	23,554,137
World Acceptance Corp. (a)(b)	41,456	5,443,587
		195,244,222
Financial Services - 2.4%
A-Mark Precious Metals, Inc. (b)	192,780	5,199,277
Acacia Research Corp. (a)(b)	383,485	1,499,426
Alerus Financial Corp. (b)	183,208	4,160,654
AvidXchange Holdings, Inc. (a)(b)	1,513,323	16,586,020
Banco Latinoamericano de Comer Series E	279,090	6,712,115
Cannae Holdings, Inc. (a)	690,665	13,985,966
Cantaloupe, Inc. (a)(b)	589,295	4,013,099
Cass Information Systems, Inc. (b)	139,611	6,025,611
Compass Diversified Holdings	647,397	14,301,000
Enact Holdings, Inc. (b)	297,351	8,471,530
Essent Group Ltd. (b)	1,060,886	58,518,472
EVERTEC, Inc. (b)	661,439	26,563,390
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	91,518	17,048,888
Finance of America Companies, Inc. (a)(b)	467,376	392,643
Flywire Corp. (a)(b)	1,077,281	23,021,495
i3 Verticals, Inc. Class A (a)	230,371	4,317,153
International Money Express, Inc. (a)	325,384	6,702,910
Jackson Financial, Inc. (b)	840,159	42,066,761
Marqeta, Inc. Class A (a)	4,866,453	29,247,383
Merchants Bancorp (b)	161,605	7,068,603
Mr. Cooper Group, Inc. (a)(b)	651,446	43,881,403
Newtekone, Inc. (b)	239,848	2,880,574
NMI Holdings, Inc. (a)(b)	818,236	26,118,093
Ocwen Financial Corp. (a)(b)	61,608	1,782,319
PagSeguro Digital Ltd. (a)	2,015,203	25,935,663
Payoneer Global, Inc. (a)	2,687,144	12,575,834
Paysafe Ltd. (a)	330,006	4,910,489
Paysign, Inc. (a)(b)	304,701	935,432
PennyMac Financial Services, Inc.	257,776	22,483,223
Priority Technology Holdings, Inc. (a)(b)	152,585	541,677
Radian Group, Inc.	1,593,081	46,167,487
Remitly Global, Inc. (a)	1,349,124	23,123,985
Repay Holdings Corp. (a)(b)	843,205	6,610,727
Security National Financial Corp. Class A (b)	112,659	882,120
StoneCo Ltd. Class A (a)	2,948,768	50,689,322
SWK Holdings Corp. (a)(b)	31,367	542,649
Velocity Financial, Inc. (a)(b)	87,919	1,384,724
Walker & Dunlop, Inc. (b)	322,792	31,178,479
Waterstone Financial, Inc.	176,536	2,347,929
		600,874,525
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	441,718	7,177,918
American Coastal Insurance Cor (a)(b)	199,113	2,303,737
American Equity Investment Life Holding Co. (a)	790,595	43,648,750
Amerisafe, Inc.	190,857	9,512,313
BRP Group, Inc. (a)(b)	611,028	13,711,468
CNO Financial Group, Inc.	1,132,752	30,788,199
Crawford & Co. Class A	147,029	1,784,932
Donegal Group, Inc. Class A	156,264	2,345,523
eHealth, Inc. (a)	281,122	1,911,630
Employers Holdings, Inc.	257,712	10,751,745
Enstar Group Ltd. (a)	120,082	32,048,685
F&G Annuities & Life, Inc. (b)	191,417	8,583,138
Fidelis Insurance Holdings Ltd.	156,994	2,044,062
Genworth Financial, Inc. Class A (a)	4,670,814	28,818,922
GoHealth, Inc. (a)(b)	37,088	438,009
Goosehead Insurance (a)(b)	218,272	16,850,598
Greenlight Capital Re, Ltd. (a)	262,734	2,997,795
HCI Group, Inc. (b)	65,486	5,872,130
Hippo Holdings, Inc. (a)(b)	108,575	1,004,319
Horace Mann Educators Corp. (b)	415,464	15,301,539
Investors Title Co.	12,323	2,061,022
James River Group Holdings Ltd.	378,142	3,618,819
Kingsway Financial Services, Inc. (a)(b)	116,470	1,021,442
Lemonade, Inc. (a)(b)	516,505	8,171,109
Maiden Holdings Ltd. (a)(b)	854,515	1,503,946
MBIA, Inc. (b)	457,956	2,784,372
Mercury General Corp.	272,566	10,916,268
National Western Life Group, Inc.	22,905	11,086,020
NI Holdings, Inc. (a)	69,823	932,835
Oscar Health, Inc. (a)	1,598,862	20,017,752
Palomar Holdings, Inc. (a)(b)	248,413	14,872,486
ProAssurance Corp. (b)	524,485	7,059,568
Safety Insurance Group, Inc.	145,245	12,100,361
Selective Insurance Group, Inc.	608,719	63,830,274
Selectquote, Inc. (a)(b)	1,375,671	1,526,995
Siriuspoint Ltd. (a)	767,570	9,057,326
Skyward Specialty Insurance Group, Inc.	243,739	7,580,283
Stewart Information Services Corp. (b)	270,801	16,697,590
Tiptree, Inc.	244,555	4,629,426
Trupanion, Inc. (a)(b)	400,851	10,903,147
United Fire Group, Inc.	213,717	4,789,398
Universal Insurance Holdings, Inc.	248,397	4,128,358
		457,184,209
Mortgage Real Estate Investment Trusts - 1.1%
Angel Oak Mortgage (REIT), Inc. (b)	119,337	1,273,326
Apollo Commercial Real Estate Finance, Inc.	1,468,543	16,388,940
Arbor Realty Trust, Inc. (b)	1,874,582	24,931,941
Ares Commercial Real Estate Corp.	564,549	5,368,861
Armour Residential REIT, Inc.	503,525	9,592,151
Blackstone Mortgage Trust, Inc. (b)	1,758,020	34,703,315
BrightSpire Capital, Inc.	1,363,884	9,751,771
Chimera Investment Corp.	2,320,767	11,139,682
Claros Mortgage Trust, Inc. (b)	933,085	10,954,418
Dynex Capital, Inc.	581,811	7,121,367
Ellington Financial LLC	764,654	9,336,425
Franklin BSP Realty Trust, Inc. (b)	864,805	11,086,800
Granite Point Mortgage Trust, Inc.	543,939	3,051,498
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,074,398	25,559,928
Invesco Mortgage Capital, Inc.	466,340	4,108,455
KKR Real Estate Finance Trust, Inc. (b)	619,028	7,576,903
Ladder Capital Corp. Class A	1,168,907	12,776,154
MFA Financial, Inc.	1,051,531	11,640,448
New York Mortgage Trust, Inc.	941,734	7,383,195
Nexpoint Real Estate Finance, Inc.	85,005	1,238,523
Orchid Island Capital, Inc.	533,623	4,258,312
PennyMac Mortgage Investment Trust	889,882	12,760,908
Ready Capital Corp.	1,659,811	15,552,429
Redwood Trust, Inc.	1,154,477	7,746,541
TPG RE Finance Trust, Inc.	715,617	4,358,108
Two Harbors Investment Corp.	1,000,363	12,464,523
		282,124,922
TOTAL FINANCIALS		4,165,596,728
HEALTH CARE - 15.5%
Biotechnology - 7.7%
2seventy bio, Inc. (a)(b)	506,905	2,605,492
4D Molecular Therapeutics, Inc. (a)(b)	403,586	6,961,859
89Bio, Inc. (a)	646,289	6,398,261
Aadi Bioscience, Inc. (a)(b)	161,143	296,503
ACADIA Pharmaceuticals, Inc. (a)	1,227,187	31,796,415
Acelyrin, Inc. (b)	334,224	2,546,787
Acrivon Therapeutics, Inc. (a)(b)	75,495	275,557
Actinium Pharmaceuticals, Inc. (a)(b)	275,879	1,484,229
Adicet Bio, Inc. (a)(b)	311,955	932,745
ADMA Biologics, Inc. (a)	2,158,349	11,201,831
Aerovate Therapeutics, Inc. (a)(b)	113,887	2,199,158
Agenus, Inc. (b)	3,835,001	2,558,713
Agios Pharmaceuticals, Inc. (a)(b)	561,529	12,701,786
Akero Therapeutics, Inc. (a)	519,195	11,219,804
Aldeyra Therapeutics, Inc. (a)	475,223	1,487,448
Alector, Inc. (a)(b)	642,288	3,828,036
Alkermes PLC (a)(b)	1,677,661	45,380,730
Allakos, Inc. (a)(b)	669,777	850,617
Allogene Therapeutics, Inc. (a)(b)	958,622	3,374,349
Allovir, Inc. (a)	512,232	368,807
Alpine Immune Sciences, Inc. (a)	330,596	8,797,160
Altimmune, Inc. (a)(b)	535,576	5,055,837
ALX Oncology Holdings, Inc. (a)(b)	272,687	3,929,420
Amicus Therapeutics, Inc. (a)	2,874,192	35,726,207
AnaptysBio, Inc. (a)(b)	189,782	4,478,855
Anavex Life Sciences Corp. (a)(b)	733,220	4,377,323
Anika Therapeutics, Inc. (a)	145,928	3,432,227
Annexon, Inc. (a)	460,264	1,912,397
Apogee Therapeutics, Inc. (b)	208,961	7,000,194
Arbutus Biopharma Corp. (a)(b)	1,267,769	3,004,613
Arcellx, Inc. (a)(b)	388,454	24,021,995
Arcturus Therapeutics Holdings, Inc. (a)(b)	237,131	7,818,209
Arcus Biosciences, Inc. (a)(b)	543,886	8,234,434
Arcutis Biotherapeutics, Inc. (a)(b)	804,003	4,719,498
Ardelyx, Inc. (a)(b)	2,337,468	20,406,096
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,175,407	37,730,565
Ars Pharmaceuticals, Inc. (a)(b)	247,433	1,536,559
Astria Therapeutics, Inc. (a)(b)	335,656	4,373,598
Atara Biotherapeutics, Inc. (a)	974,144	607,476
Aura Biosciences, Inc. (a)	279,110	2,149,147
Aurinia Pharmaceuticals, Inc. (a)(b)	1,370,434	10,333,072
Avid Bioservices, Inc. (a)(b)	627,090	4,245,399
Avidity Biosciences, Inc. (a)(b)	747,874	9,146,499
Avita Medical, Inc. (a)(b)	254,717	4,269,057
Beam Therapeutics, Inc. (a)(b)	735,314	17,941,662
BioAtla, Inc. (a)(b)	452,285	866,126
BioCryst Pharmaceuticals, Inc. (a)(b)	1,916,523	10,157,572
Biohaven Ltd. (a)(b)	692,741	30,813,120
Biomea Fusion, Inc. (a)(b)	200,902	3,632,308
BioVie, Inc. (a)(b)	111,409	115,865
BioXcel Therapeutics, Inc. (a)(b)	203,667	655,808
bluebird bio, Inc. (a)(b)	1,065,250	1,086,555
Blueprint Medicines Corp. (a)(b)	615,277	48,932,980
BridgeBio Pharma, Inc. (a)(b)	1,158,337	39,719,376
Cabaletta Bio, Inc. (a)(b)	349,564	7,159,071
CareDx, Inc. (a)(b)	527,860	4,518,482
Caribou Biosciences, Inc. (a)(b)	828,162	5,076,633
Carisma Therapeutics, Inc. (b)	271,627	570,417
Cartesian Therapeutics, Inc. (b)	1,176,642	847,182
Cartesian Therapeutics, Inc. rights (a)(b)(c)	1,117,119	156,397
Catalyst Pharmaceutical Partners, Inc. (a)	1,016,631	14,639,486
Celcuity, Inc. (a)(b)	174,654	2,637,275
Celldex Therapeutics, Inc. (a)(b)	470,033	16,554,562
Century Therapeutics, Inc. (a)(b)	238,349	1,020,134
Cerevel Therapeutics Holdings (a)(b)	706,859	29,617,392
Chinook Therapeutics, Inc. rights (a)(c)	86,210	1
Cogent Biosciences, Inc. (a)(b)	836,984	3,707,839
Coherus BioSciences, Inc. (a)(b)	1,011,750	2,175,263
Compass Therapeutics, Inc. (a)(b)	908,249	1,180,724
Crinetics Pharmaceuticals, Inc. (a)	661,610	24,135,533
Cue Biopharma, Inc. (a)(b)	365,389	964,627
Cullinan Oncology, Inc. (a)	261,345	3,956,763
Cytokinetics, Inc. (a)(b)	942,196	73,613,773
Day One Biopharmaceuticals, Inc. (a)(b)	633,652	9,536,463
Deciphera Pharmaceuticals, Inc. (a)	541,479	7,753,979
Denali Therapeutics, Inc. (a)(b)	1,194,834	19,129,292
Design Therapeutics, Inc. (a)	314,022	744,232
Disc Medicine, Inc. (a)(b)	90,911	5,977,398
Dynavax Technologies Corp. (a)(b)	1,309,139	16,914,076
Dyne Therapeutics, Inc. (a)(b)	450,998	9,651,357
Eagle Pharmaceuticals, Inc. (a)	103,677	607,547
Editas Medicine, Inc. (a)(b)	830,924	5,841,396
Emergent BioSolutions, Inc. (a)(b)	515,413	860,740
Enanta Pharmaceuticals, Inc. (a)	203,000	2,466,450
Entrada Therapeutics, Inc. (a)(b)	217,023	3,162,025
Erasca, Inc. (a)(b)	806,652	1,347,109
Fate Therapeutics, Inc. (a)	859,038	5,291,674
Fennec Pharmaceuticals, Inc. (a)(b)	182,886	1,827,031
FibroGen, Inc. (a)(b)	933,235	1,791,811
Foghorn Therapeutics, Inc. (a)(b)	204,675	650,867
Genelux Corp. (b)	189,212	2,001,863
Generation Bio Co. (a)(b)	462,656	869,793
Geron Corp. (a)(b)	5,204,927	9,577,066
Graphite Bio, Inc. (a)	271,122	737,452
Gritstone Bio, Inc. (a)(b)	888,276	2,122,980
Halozyme Therapeutics, Inc. (a)	1,311,975	44,410,354
Heron Therapeutics, Inc. (a)(b)	1,044,076	2,516,223
HilleVax, Inc. (a)(b)	266,695	3,779,068
Humacyte, Inc. Class A (a)(b)	623,932	2,071,454
Icosavax, Inc. (a)	278,662	4,266,315
Ideaya Biosciences, Inc. (a)	609,680	26,539,370
IGM Biosciences, Inc. (a)(b)	134,288	1,412,710
Immuneering Corp. (a)(b)	217,856	1,278,815
ImmunityBio, Inc. (a)(b)	1,341,714	4,508,159
ImmunoGen, Inc. (a)	2,425,801	71,124,485
Immunovant, Inc. (a)(b)	546,913	19,913,102
Inhibrx, Inc. (a)(b)	347,957	13,406,783
Inozyme Pharma, Inc. (a)(b)	482,736	2,655,048
Insmed, Inc. (a)	1,396,221	38,814,944
Intellia Therapeutics, Inc. (a)	892,321	21,255,086
Iovance Biotherapeutics, Inc. (a)(b)	2,321,841	17,947,831
Ironwood Pharmaceuticals, Inc. Class A (a)	1,396,959	19,822,848
iTeos Therapeutics, Inc. (a)	252,287	2,510,256
Janux Therapeutics, Inc. (a)(b)	176,128	1,507,656
Kalvista Pharmaceuticals, Inc. (a)(b)	313,658	4,946,387
Karyopharm Therapeutics, Inc. (a)(b)	1,119,782	840,396
Keros Therapeutics, Inc. (a)	227,954	12,619,533
Kezar Life Sciences, Inc. (a)(b)	696,199	688,889
Kiniksa Pharmaceuticals Ltd. (a)	318,860	5,621,502
Kodiak Sciences, Inc. (a)	327,618	1,313,748
Krystal Biotech, Inc. (a)(b)	218,986	24,362,193
Kura Oncology, Inc. (a)(b)	714,945	14,398,992
Kymera Therapeutics, Inc. (a)(b)	385,047	12,621,841
Larimar Therapeutics, Inc. (a)(b)	262,066	1,517,362
Lexicon Pharmaceuticals, Inc. (a)(b)	934,599	1,747,700
Lineage Cell Therapeutics, Inc. (a)(b)	1,334,993	1,241,677
Lyell Immunopharma, Inc. (a)(b)	1,756,367	3,214,152
Macrogenics, Inc. (a)(b)	617,373	8,828,434
Madrigal Pharmaceuticals, Inc. (a)(b)	149,696	32,440,620
MannKind Corp. (a)(b)	2,629,046	8,781,014
MeiraGTx Holdings PLC (a)(b)	333,050	2,021,614
Merrimack Pharmaceuticals, Inc. (a)(b)	103,170	1,382,478
Mersana Therapeutics, Inc. (a)(b)	1,121,195	3,542,976
MiMedx Group, Inc. (a)(b)	1,170,900	9,062,766
Mineralys Therapeutics, Inc. (b)	196,475	2,143,542
Mirum Pharmaceuticals, Inc. (a)(b)	251,810	6,662,893
Monte Rosa Therapeutics, Inc. (a)(b)	307,599	1,628,737
Morphic Holding, Inc. (a)(b)	372,112	11,792,229
Mural Oncology PLC (b)	164,052	720,188
Myriad Genetics, Inc. (a)	816,657	17,468,293
Nkarta, Inc. (a)(b)	306,451	2,770,317
Novavax, Inc. (a)(b)	967,794	3,871,176
Nurix Therapeutics, Inc. (a)(b)	484,367	3,826,499
Nuvalent, Inc. Class A (a)(b)	269,137	20,231,028
Nuvectis Pharma, Inc. (a)(b)	77,570	565,485
Ocean Biomedical, Inc. Class A (a)(b)	83,471	47,428
Olema Pharmaceuticals, Inc. (a)(b)	272,907	3,558,707
Omega Therapeutics, Inc. (a)(b)	246,767	900,700
Omniab, Inc. (a)(b)(c)	45,323	220,270
Omniab, Inc. (a)(b)(c)	45,323	208,033
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Organogenesis Holdings, Inc. Class A (a)(b)	714,700	2,358,510
ORIC Pharmaceuticals, Inc. (a)(b)	394,492	4,335,467
Outlook Therapeutics, Inc. (a)(b)	1,548,942	597,892
Ovid Therapeutics, Inc. (a)(b)	579,625	2,243,149
PDS Biotechnology Corp. (a)(b)	282,474	1,511,236
PepGen, Inc. (a)(b)	97,763	980,563
PMV Pharmaceuticals, Inc. (a)	386,212	679,733
Poseida Therapeutics, Inc. (a)	686,398	2,361,209
Precigen, Inc. (a)(b)	1,362,931	1,880,845
Prelude Therapeutics, Inc. (a)	147,363	483,351
Prime Medicine, Inc. (a)(b)	404,809	2,570,537
ProKidney Corp. (a)(b)	455,413	596,591
Protagonist Therapeutics, Inc. (a)(b)	578,822	14,476,338
Protalix BioTherapeutics, Inc. (a)(b)	664,228	963,131
Prothena Corp. PLC (a)(b)	427,754	12,143,936
PTC Therapeutics, Inc. (a)(b)	727,593	18,982,901
Rallybio Corp. (a)(b)	273,091	368,673
RAPT Therapeutics, Inc. (a)	299,483	7,412,204
RayzeBio, Inc.	203,367	12,629,091
Recursion Pharmaceuticals, Inc. (a)(b)	1,382,334	13,007,763
REGENXBIO, Inc. (a)(b)	416,650	5,133,128
Relay Therapeutics, Inc. (a)(b)	913,191	8,447,017
Reneo Pharmaceuticals, Inc. (a)(b)	129,475	212,339
Replimune Group, Inc. (a)(b)	498,267	3,866,552
Revolution Medicines, Inc. (a)(b)	1,455,469	40,389,265
Rhythm Pharmaceuticals, Inc. (a)(b)	520,817	22,973,238
Rigel Pharmaceuticals, Inc. (a)	1,708,312	1,998,725
Rocket Pharmaceuticals, Inc. (a)(b)	634,314	18,223,841
Sage Therapeutics, Inc. (a)(b)	534,777	13,711,682
Sagimet Biosciences, Inc. (b)	56,763	538,113
Sana Biotechnology, Inc. (a)(b)	973,953	5,347,002
Sangamo Therapeutics, Inc. (a)(b)	1,474,335	673,771
Savara, Inc. (a)(b)	914,056	4,515,437
Scholar Rock Holding Corp. (a)(b)	562,059	7,840,723
Seres Therapeutics, Inc. (a)(b)	969,707	1,095,769
SpringWorks Therapeutics, Inc. (a)(b)	679,406	29,982,187
Stoke Therapeutics, Inc. (a)(b)	280,182	1,356,081
Summit Therapeutics, Inc. (a)(b)	1,174,247	4,603,048
Sutro Biopharma, Inc. (a)(b)	609,087	2,643,438
Syndax Pharmaceuticals, Inc. (a)(b)	676,928	13,870,255
Tango Therapeutics, Inc. (a)(b)	453,585	5,329,624
Tenaya Therapeutics, Inc. (a)(b)	468,665	1,970,736
TG Therapeutics, Inc. (a)(b)	1,403,894	22,799,239
Tobira Therapeutics, Inc. rights (a)(b)(c)	9,663	0
Travere Therapeutics, Inc. (a)(b)	735,739	6,570,149
Turnstone Biologics Corp. (b)	60,412	158,884
Twist Bioscience Corp. (a)(b)	576,480	18,677,952
Tyra Biosciences, Inc. (a)(b)	141,551	1,896,783
UroGen Pharma Ltd. (a)(b)	275,441	4,324,424
Vanda Pharmaceuticals, Inc. (a)	578,146	2,081,326
Vaxcyte, Inc. (a)(b)	948,544	67,745,012
Vaxxinity, Inc. Class A (a)(b)	392,285	278,522
Vera Therapeutics, Inc. (a)(b)	342,384	12,469,625
Veracyte, Inc. (a)(b)	736,670	18,431,483
Vericel Corp. (a)	482,100	20,720,658
Verve Therapeutics, Inc. (a)(b)	531,637	5,752,312
Vigil Neuroscience, Inc. (a)(b)	154,240	419,533
Viking Therapeutics, Inc. (a)(b)	973,985	23,511,998
Vir Biotechnology, Inc. (a)	845,753	7,950,078
Viridian Therapeutics, Inc. (a)(b)	431,265	8,301,851
Vor Biopharma, Inc. (a)(b)	337,057	775,231
Voyager Therapeutics, Inc. (a)(b)	321,073	2,334,201
X4 Pharmaceuticals, Inc. (a)(b)	1,236,867	966,488
Xencor, Inc. (a)(b)	581,861	10,880,801
XOMA Corp. (a)(b)	73,027	1,458,349
Y-mAbs Therapeutics, Inc. (a)(b)	373,734	4,780,058
Zentalis Pharmaceuticals, Inc. (a)(b)	588,138	6,969,435
Zura Bio Ltd. Class A (a)(b)	172,451	491,485
Zymeworks, Inc. (a)	548,888	5,949,946
		1,900,641,711
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(b)	946,389	2,451,148
Alphatec Holdings, Inc. (a)	933,074	15,013,161
Angiodynamics, Inc. (a)	389,950	2,300,705
Artivion, Inc. (a)(b)	397,926	6,653,323
Atricure, Inc. (a)(b)	471,815	16,070,019
Atrion Corp. (b)	14,019	4,766,460
Avanos Medical, Inc. (a)	466,592	8,953,900
AxoGen, Inc. (a)(b)	412,182	3,985,800
Axonics, Inc. (a)	504,021	34,212,945
Beyond Air, Inc. (a)(b)	272,773	458,259
Butterfly Network, Inc. Class A (a)(b)	1,451,812	1,308,228
Cerus Corp. (a)(b)	1,798,461	3,255,214
ClearPoint Neuro, Inc. (a)(b)	233,842	1,627,540
CONMED Corp. (b)	309,898	29,626,249
Cutera, Inc. (a)(b)	184,178	486,230
CVRx, Inc. (a)	113,290	2,845,845
Embecta Corp.	582,017	9,975,771
Glaukos Corp. (a)(b)	479,973	42,731,996
Haemonetics Corp. (a)	506,821	38,751,534
Inari Medical, Inc. (a)(b)	541,805	30,855,795
InMode Ltd. (a)(b)	785,005	18,596,768
Inogen, Inc. (a)(b)	232,270	1,652,601
Integer Holdings Corp. (a)(b)	335,227	33,965,200
IRadimed Corp.	75,205	3,114,239
iRhythm Technologies, Inc. (a)(b)	310,822	37,230,259
KORU Medical Systems, Inc. (a)(b)	311,991	648,941
Lantheus Holdings, Inc. (a)	689,314	35,796,076
LeMaitre Vascular, Inc. (b)	200,194	11,619,260
LivaNova PLC (a)(b)	548,876	26,719,284
Merit Medical Systems, Inc. (a)(b)	574,783	45,005,509
Nano-X Imaging Ltd. (a)(b)	486,387	2,645,945
Neogen Corp. (a)(b)	2,203,822	34,159,241
Nevro Corp. (a)	359,134	5,947,259
Omnicell, Inc. (a)	454,873	14,633,264
OraSure Technologies, Inc. (a)(b)	726,510	5,354,379
Orchestra BioMed Holdings, Inc. (a)(b)	147,934	1,047,373
Orthofix International NV (a)	355,803	4,942,104
OrthoPediatrics Corp. (a)	160,862	4,201,715
Outset Medical, Inc. (a)(b)	505,332	1,536,209
Paragon 28, Inc. (a)(b)	447,130	5,669,608
PROCEPT BioRobotics Corp. (a)(b)	408,877	18,931,005
Pulmonx Corp. (a)(b)	370,276	4,917,265
Pulse Biosciences, Inc. (a)(b)	163,841	1,454,908
RxSight, Inc. (a)(b)	288,219	13,116,847
Sanara Medtech, Inc. (a)(b)	37,100	1,253,980
Semler Scientific, Inc. (a)	47,022	2,082,604
SI-BONE, Inc. (a)	401,980	8,124,016
Sight Sciences, Inc. (a)(b)	217,895	923,875
Silk Road Medical, Inc. (a)(b)	389,672	5,895,737
Staar Surgical Co. (a)(b)	492,368	13,791,228
SurModics, Inc. (a)	138,807	4,887,394
Tactile Systems Technology, Inc. (a)(b)	235,278	3,569,167
Tela Bio, Inc. (a)(b)	163,514	1,129,882
TransMedics Group, Inc. (a)(b)	321,335	27,560,903
Treace Medical Concepts, Inc. (a)(b)	457,377	6,165,442
UFP Technologies, Inc. (a)(b)	71,983	12,129,855
Utah Medical Products, Inc. (b)	34,317	2,718,250
Varex Imaging Corp. (a)(b)	388,226	7,481,115
Vicarious Surgical, Inc. (a)(b)	657,204	264,459
Zimvie, Inc. (a)	260,706	4,557,141
Zynex, Inc. (a)(b)	185,028	2,190,732
		693,961,161
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)(b)	3,087,540	2,257,300
Accolade, Inc. (a)(b)	689,215	7,801,914
AdaptHealth Corp. (a)(b)	966,587	6,978,758
Addus HomeCare Corp. (a)(b)	158,531	13,728,785
Agiliti, Inc. (a)(b)	306,059	2,169,958
AirSculpt Technologies, Inc. (a)(b)	126,095	915,450
Alignment Healthcare, Inc. (a)(b)	862,488	5,778,670
AMN Healthcare Services, Inc. (a)(b)	385,802	28,553,206
Apollo Medical Holdings, Inc. (a)(b)	435,212	15,123,617
Aveanna Healthcare Holdings, Inc. (a)(b)	452,383	1,040,481
Brookdale Senior Living, Inc. (a)	1,885,841	10,315,550
Cano Health, Inc. (a)(b)	26,275	62,797
CareMax, Inc. Class A (a)(b)	714,733	245,439
Castle Biosciences, Inc. (a)(b)	252,576	5,829,454
Community Health Systems, Inc. (a)	1,277,899	4,689,889
Corvel Corp. (a)	88,442	20,813,940
Cross Country Healthcare, Inc. (a)(b)	350,136	7,440,390
DocGo, Inc. Class A (a)(b)	792,533	2,932,372
Enhabit Home Health & Hospice (a)(b)	505,750	5,103,018
Fulgent Genetics, Inc. (a)	206,890	5,087,425
Guardant Health, Inc. (a)	1,141,909	25,042,064
HealthEquity, Inc. (a)(b)	851,346	64,344,731
Hims & Hers Health, Inc. (a)(b)	1,236,520	10,609,342
InfuSystems Holdings, Inc. (a)	170,235	1,571,269
Innovage Holding Corp. (a)(b)	168,969	893,846
Invitae Corp. (a)(b)	2,583,394	1,007,524
LifeStance Health Group, Inc. (a)(b)	1,076,342	6,436,525
Modivcare, Inc. (a)	128,790	5,121,978
National Healthcare Corp. (b)	126,593	11,778,213
National Research Corp. Class A	144,963	5,711,542
NeoGenomics, Inc. (a)(b)	1,288,021	19,127,112
Opko Health, Inc. (a)(b)	4,051,114	4,132,136
Option Care Health, Inc. (a)	1,697,278	53,022,965
Owens & Minor, Inc. (a)(b)	752,000	14,821,920
P3 Health Partners, Inc. Class A (a)(b)	412,146	498,697
Patterson Companies, Inc. (b)	870,051	25,979,723
Pediatrix Medical Group, Inc. (a)	849,268	7,949,148
Pennant Group, Inc. (a)	289,831	4,350,363
PetIQ, Inc. Class A (a)(b)	278,632	5,007,017
Privia Health Group, Inc. (a)(b)	1,142,958	23,042,033
Progyny, Inc. (a)(b)	806,544	30,721,261
Quipt Home Medical Corp. (a)	415,246	1,951,656
RadNet, Inc. (a)(b)	609,433	22,530,738
Select Medical Holdings Corp. (b)	1,050,994	27,315,334
Surgery Partners, Inc. (a)(b)	766,818	23,533,644
The Ensign Group, Inc. (b)	551,190	62,405,732
The Joint Corp. (a)(b)	142,753	1,393,269
U.S. Physical Therapy, Inc. (b)	150,762	13,909,302
Viemed Healthcare, Inc. (a)	348,294	2,828,147
		623,905,644
Health Care Technology - 0.4%
American Well Corp. (a)	2,526,372	2,652,691
Computer Programs & Systems, Inc. (a)	144,177	1,460,513
Definitive Healthcare Corp. (a)(b)	474,048	4,029,408
Evolent Health, Inc. Class A (a)(b)	1,117,828	32,875,321
Health Catalyst, Inc. (a)(b)	576,231	5,629,777
HealthStream, Inc. (b)	243,698	6,487,241
MultiPlan Corp. Class A (a)(b)	3,888,705	3,927,592
OptimizeRx Corp. (a)	167,784	2,369,110
Phreesia, Inc. (a)(b)	538,514	13,721,337
Schrodinger, Inc. (a)(b)	552,620	14,616,799
Sharecare, Inc. Class A (a)(b)	3,114,603	3,519,501
Simulations Plus, Inc. (b)	161,983	6,139,156
Veradigm, Inc. (a)	1,093,284	9,981,683
		107,410,129
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)(b)	1,157,244	4,247,085
Akoya Biosciences, Inc. (a)(b)	236,262	1,200,211
BioLife Solutions, Inc. (a)(b)	352,593	5,994,081
Codexis, Inc. (a)(b)	706,656	1,858,505
CryoPort, Inc. (a)(b)	438,184	6,358,050
Cytek Biosciences, Inc. (a)(b)	1,228,469	9,274,941
Harvard Bioscience, Inc. (a)(b)	382,012	1,680,853
MaxCyte, Inc. (a)(b)	887,430	4,517,019
Mesa Laboratories, Inc. (b)	51,919	4,756,819
Nanostring Technologies, Inc. (a)(b)	472,899	194,645
Nautilus Biotechnology, Inc. (a)	475,616	1,322,212
OmniAb, Inc. (a)(b)	946,672	5,490,698
Pacific Biosciences of California, Inc. (a)(b)	2,549,480	16,597,115
Quanterix Corp. (a)	356,681	7,879,083
Quantum-Si, Inc. (a)(b)	1,031,316	1,608,853
Seer, Inc. (a)(b)	584,691	1,005,669
		73,985,839
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. (a)(b)	688,336	798,470
Amneal Intermediate, Inc. (a)	1,234,240	6,603,184
Amphastar Pharmaceuticals, Inc. (a)(b)	390,615	20,843,216
Amylyx Pharmaceuticals, Inc. (a)(b)	516,905	8,270,480
ANI Pharmaceuticals, Inc. (a)	146,952	8,202,861
Arvinas Holding Co. LLC (a)(b)	497,091	20,629,277
Assertio Holdings, Inc. (a)(b)	871,783	769,436
Atea Pharmaceuticals, Inc. (a)	774,445	3,221,691
Axsome Therapeutics, Inc. (a)(b)	361,270	32,525,138
Biote Corp. Class A (a)	141,261	535,379
Bright Green Corp. (a)(b)	522,485	104,288
Cara Therapeutics, Inc. (a)	451,680	255,470
Cassava Sciences, Inc. (a)(b)	402,324	9,635,660
Citius Pharmaceuticals, Inc. (a)(b)	1,177,928	731,493
Collegium Pharmaceutical, Inc. (a)	348,982	11,502,447
Corcept Therapeutics, Inc. (a)(b)	812,772	17,149,489
CorMedix, Inc. (a)(b)	558,530	1,647,664
CymaBay Therapeutics, Inc. (a)(b)	1,147,139	26,969,238
Edgewise Therapeutics, Inc. (a)(b)	432,864	7,717,965
Enliven Therapeutics, Inc. (a)(b)	237,014	3,721,120
Evolus, Inc. (a)	419,030	5,317,491
Eyenovia, Inc. (a)(b)	301,701	549,096
Eyepoint Pharmaceuticals, Inc. (a)(b)	271,184	7,302,985
Harmony Biosciences Holdings, Inc. (a)(b)	327,620	10,333,135
Harrow, Inc. (a)(b)	306,416	2,920,144
Ikena Oncology, Inc. (a)(b)	247,517	331,673
Innoviva, Inc. (a)(b)	595,570	9,648,234
Intra-Cellular Therapies, Inc. (a)	949,084	63,911,317
Ligand Pharmaceuticals, Inc. Class B (a)(b)	169,653	12,401,634
Liquidia Corp. (a)(b)	480,803	6,144,662
Longboard Pharmaceuticals, Inc. (a)	158,331	3,362,950
Marinus Pharmaceuticals, Inc. (a)(b)	517,008	5,035,658
Neumora Therapeutics, Inc. (b)	151,990	2,264,651
NGM Biopharmaceuticals, Inc. (a)(b)	430,600	658,818
Novartis AG rights (a)(c)	526,013	6
Nuvation Bio, Inc. (a)	1,463,989	2,371,662
Ocular Therapeutix, Inc. (a)(b)	811,936	3,946,009
Omeros Corp. (a)(b)	613,225	1,986,849
OptiNose, Inc. (a)(b)	701,977	884,491
Pacira Biosciences, Inc. (a)(b)	460,658	15,012,844
Phathom Pharmaceuticals, Inc. (a)(b)	321,287	2,152,623
Phibro Animal Health Corp. Class A	207,295	2,240,859
Pliant Therapeutics, Inc. (a)(b)	577,149	10,342,510
Prestige Brands Holdings, Inc. (a)(b)	502,648	30,932,958
Revance Therapeutics, Inc. (a)(b)	888,122	4,467,254
Scilex Holding Co. (b)	528,042	822,689
scPharmaceuticals, Inc. (a)(b)	288,226	1,412,307
SIGA Technologies, Inc. (b)	470,180	2,294,478
Supernus Pharmaceuticals, Inc. (a)(b)	497,353	13,766,731
Taro Pharmaceutical Industries Ltd. (a)	82,856	3,566,951
Tarsus Pharmaceuticals, Inc. (a)(b)	291,272	7,934,249
Terns Pharmaceuticals, Inc. (a)(b)	433,623	2,246,167
Theravance Biopharma, Inc. (a)(b)	518,533	4,915,693
Theseus Pharmaceuticals, Inc. (a)	200,830	815,370
Third Harmonics Bio, Inc. (a)	198,897	1,724,437
Trevi Therapeutics, Inc. (a)(b)	422,988	600,643
Ventyx Biosciences, Inc. (a)(b)	460,403	971,450
Verrica Pharmaceuticals, Inc. (a)(b)	211,960	1,197,574
WAVE Life Sciences (a)	607,402	2,623,977
Xeris Biopharma Holdings, Inc. (a)(b)	1,346,641	3,312,737
Zevra Therapeutics, Inc. (a)(b)	367,523	2,127,958
		436,687,890
TOTAL HEALTH CARE		3,836,592,374
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.9%
AAR Corp. (a)	341,585	20,775,200
AeroVironment, Inc. (a)	263,502	31,788,881
AerSale Corp. (a)(b)	262,299	2,439,381
Archer Aviation, Inc. Class A (a)(b)	1,547,703	7,475,405
Astronics Corp. (a)(b)	265,654	4,492,209
Cadre Holdings, Inc.	196,442	6,677,064
Ducommun, Inc. (a)	134,469	6,636,045
Eve Holding, Inc. (a)(b)	177,389	1,099,812
Kaman Corp.	284,717	12,826,501
Kratos Defense & Security Solutions, Inc. (a)(b)	1,291,313	21,861,929
Leonardo DRS, Inc. (a)(b)	701,106	13,608,467
Moog, Inc. Class A	287,155	40,144,269
National Presto Industries, Inc. (b)	52,702	4,172,417
Park Aerospace Corp.	190,815	2,814,521
Redwire Corp. (a)(b)	78,411	227,392
Rocket Lab U.S.A., Inc. Class A (a)(b)	2,831,422	13,732,397
Terran Orbital Corp. Class A (a)(b)	989,152	818,721
Triumph Group, Inc. (a)	652,452	10,569,722
V2X, Inc. (a)	115,861	4,505,834
Virgin Galactic Holdings, Inc. (a)(b)	3,320,333	5,910,193
		212,576,360
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)(b)	570,643	8,839,260
Forward Air Corp.	261,448	11,589,990
Hub Group, Inc. Class A (a)	636,838	28,836,025
Radiant Logistics, Inc. (a)(b)	372,392	2,286,487
		51,551,762
Building Products - 2.0%
AAON, Inc. (b)	686,166	48,141,407
American Woodmark Corp. (a)	166,256	15,175,848
Apogee Enterprises, Inc.	224,027	11,830,866
AZZ, Inc.	251,018	15,676,074
CSW Industrials, Inc.	156,060	33,017,614
Gibraltar Industries, Inc. (a)	309,375	25,034,625
Griffon Corp.	423,328	24,663,089
Insteel Industries, Inc.	191,051	6,616,096
Janus International Group, Inc. (a)(b)	860,090	12,170,274
Jeld-Wen Holding, Inc. (a)(b)	862,970	16,051,242
Masonite International Corp. (a)(b)	224,787	20,691,643
MasterBrand, Inc. (a)	1,314,520	18,495,296
PGT Innovations, Inc. (a)	574,730	23,690,371
Quanex Building Products Corp.	336,815	10,515,364
Resideo Technologies, Inc. (a)	1,481,508	24,844,889
Simpson Manufacturing Co. Ltd. (b)	434,914	78,715,085
UFP Industries, Inc. (b)	608,221	69,002,672
Zurn Elkay Water Solutions Cor	1,494,793	44,320,612
		498,653,067
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	670,892	27,365,685
ACCO Brands Corp.	935,551	5,688,150
ACV Auctions, Inc. Class A (a)(b)	1,290,641	16,739,614
Aris Water Solution, Inc. Class A (b)	307,529	2,675,502
BrightView Holdings, Inc. (a)	420,276	3,753,065
Casella Waste Systems, Inc. Class A (a)(b)	570,573	48,692,700
CECO Environmental Corp. (a)	302,146	5,840,482
Cimpress PLC (a)	182,083	13,696,283
CompX International, Inc. Class A	15,499	373,836
CoreCivic, Inc. (a)	1,146,782	16,307,240
Deluxe Corp. (b)	445,634	8,426,939
Ennis, Inc.	259,888	5,293,919
Enviri Corp. (a)(b)	795,766	6,851,545
Healthcare Services Group, Inc. (a)	748,929	7,069,890
HNI Corp.	467,834	19,050,200
Interface, Inc.	578,219	7,175,698
LanzaTech Global, Inc. (a)(b)	211,464	920,926
Li-Cycle Holdings Corp. (a)(b)	1,361,373	585,527
Liquidity Services, Inc. (a)(b)	234,954	4,099,947
Matthews International Corp. Class A	302,535	9,953,402
Millerknoll, Inc. (b)	747,508	19,876,238
Montrose Environmental Group, Inc. (a)(b)	283,731	8,287,783
NL Industries, Inc.	76,796	403,179
OpenLane, Inc. (a)(b)	1,080,882	15,218,819
Performant Financial Corp. (a)	673,867	1,900,305
Pitney Bowes, Inc.	1,782,885	7,327,657
Quad/Graphics, Inc. (a)(b)	310,917	1,697,607
SP Plus Corp. (a)(b)	195,425	10,109,335
Steelcase, Inc. Class A (b)	939,922	11,918,211
The Brink's Co.	466,496	37,711,537
The GEO Group, Inc. (a)	1,215,398	13,515,226
UniFirst Corp. (b)	151,661	25,694,407
Viad Corp. (a)	204,981	6,776,672
VSE Corp. (b)	132,611	8,236,469
		379,233,995
Construction & Engineering - 1.7%
Ameresco, Inc. Class A (a)(b)	326,795	6,676,422
API Group Corp. (a)(b)	2,118,717	66,781,960
Arcosa, Inc. (b)	491,354	38,463,191
Argan, Inc.	128,949	5,716,309
Bowman Consulting Group Ltd. (a)(b)	109,767	3,447,781
Comfort Systems U.S.A., Inc. (b)	358,553	77,974,521
Concrete Pumping Holdings, Inc. (a)	254,816	1,967,180
Construction Partners, Inc. Class A (a)(b)	407,095	18,522,823
Dycom Industries, Inc. (a)(b)	290,304	32,426,957
Fluor Corp. (a)	1,444,430	54,469,455
Granite Construction, Inc. (b)	447,050	20,166,426
Great Lakes Dredge & Dock Corp. (a)(b)	660,896	5,049,245
IES Holdings, Inc. (a)	83,554	6,848,086
INNOVATE Corp. (a)(b)	515,028	465,585
Limbach Holdings, Inc. (a)(b)	93,809	4,033,787
MYR Group, Inc. (a)	166,719	23,982,528
Northwest Pipe Co. (a)	98,587	2,994,087
Primoris Services Corp. (b)	536,772	17,606,122
Southland Holdings, Inc. (a)(b)	36,743	180,041
Sterling Construction Co., Inc. (a)	304,005	22,830,776
Tutor Perini Corp. (a)(b)	425,895	3,816,019
		414,419,301
Electrical Equipment - 1.4%
374Water, Inc. (a)(b)	623,363	748,036
Allient, Inc.	131,187	3,654,870
Amprius Technologies, Inc. (a)(b)	58,111	237,674
Array Technologies, Inc. (a)(b)	1,534,550	20,317,442
Atkore, Inc.	383,649	58,517,982
Babcock & Wilcox Enterprises, Inc. (a)(b)	596,120	786,878
Blink Charging Co. (a)(b)	553,840	1,329,216
Bloom Energy Corp. Class A (a)(b)	1,948,285	22,054,586
Dragonfly Energy Holdings Corp. (a)(b)	267,790	125,861
Encore Wire Corp. (b)	152,359	34,356,955
Energy Vault Holdings, Inc. Class A (a)(b)	1,009,233	1,534,034
EnerSys (b)	417,605	39,910,510
Enovix Corp. (a)(b)	1,403,859	13,069,927
Eos Energy Enterprises, Inc. (a)(b)	1,093,121	1,213,364
ESS Tech, Inc. Class A (a)(b)	924,643	952,382
Fluence Energy, Inc. (a)(b)	594,771	11,818,100
FTC Solar, Inc. (a)(b)	662,893	332,441
FuelCell Energy, Inc. (a)(b)	4,587,538	5,505,046
GrafTech International Ltd. (b)	1,938,122	2,577,702
LSI Industries, Inc.	284,693	3,888,906
Nextracker, Inc. Class A	1,275,157	57,726,357
NuScale Power Corp. (a)(b)	553,814	1,600,522
Powell Industries, Inc. (b)	93,507	11,083,385
Preformed Line Products Co.	25,552	3,123,732
SES AI Corp. Class A (a)(b)	1,274,918	1,670,143
Shoals Technologies Group, Inc. (a)	1,738,265	22,892,950
SKYX Platforms Corp. (a)(b)	619,202	928,803
Stem, Inc. (a)(b)	1,450,056	4,292,166
SunPower Corp. (a)(b)	880,888	2,669,091
Thermon Group Holdings, Inc. (a)(b)	339,830	11,139,627
TPI Composites, Inc. (a)(b)	421,576	1,138,255
Vicor Corp. (a)	224,921	8,472,774
		349,669,717
Ground Transportation - 0.4%
ArcBest Corp.	241,216	28,736,062
Covenant Transport Group, Inc. Class A	84,526	4,085,987
Daseke, Inc. (a)	411,343	3,348,332
FTAI Infrastructure LLC (b)	997,104	4,247,663
Heartland Express, Inc. (b)	472,123	6,113,993
Marten Transport Ltd. (b)	586,539	10,850,972
P.A.M. Transportation Services, Inc. (a)	57,606	1,193,020
RXO, Inc. (a)(b)	1,174,561	24,430,869
Universal Logistics Holdings, Inc. (b)	69,595	2,124,039
Werner Enterprises, Inc. (b)	637,717	25,221,707
		110,352,644
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A (b)	264,821	6,082,938
Machinery - 3.5%
3D Systems Corp. (a)(b)	1,326,716	6,354,970
Alamo Group, Inc. (b)	102,328	21,722,188
Albany International Corp. Class A (b)	316,665	28,154,685
Astec Industries, Inc. (b)	230,854	8,218,402
Barnes Group, Inc.	494,832	16,383,888
Blue Bird Corp. (a)(b)	255,729	7,449,386
Chart Industries, Inc. (a)(b)	435,707	50,855,721
Columbus McKinnon Corp. (NY Shares)	284,199	11,103,655
Commercial Vehicle Group, Inc. (a)	326,097	2,116,370
Desktop Metal, Inc. (a)(b)	2,822,672	1,831,067
Douglas Dynamics, Inc.	230,827	5,805,299
Energy Recovery, Inc. (a)	566,419	8,785,159
Enerpac Tool Group Corp. Class A	553,523	17,286,523
EnPro Industries, Inc. (b)	212,629	31,762,520
ESCO Technologies, Inc.	259,472	26,432,413
Federal Signal Corp. (b)	606,987	46,725,859
Franklin Electric Co., Inc.	467,440	44,060,894
Gencor Industries, Inc. (a)	101,253	1,579,547
Gorman-Rupp Co.	233,363	7,791,991
Helios Technologies, Inc.	335,971	13,862,163
Hillenbrand, Inc.	710,763	33,100,233
Hillman Solutions Corp. Class A (a)(b)	1,983,623	17,436,046
Hyliion Holdings Corp. Class A (a)(b)	1,496,775	1,571,614
Hyster-Yale Materials Handling, Inc. Class A	113,575	7,464,149
John Bean Technologies Corp. (b)	322,022	31,802,893
Kadant, Inc. (b)	118,284	33,829,224
Kennametal, Inc.	816,224	20,013,812
Lindsay Corp.	112,283	14,609,141
Luxfer Holdings PLC sponsored	277,142	2,280,879
Manitowoc Co., Inc. (a)	352,420	5,673,962
Mayville Engineering Co., Inc. (a)(b)	114,321	1,450,733
Microvast Holdings, Inc. (a)(b)	2,166,442	2,032,123
Miller Industries, Inc.	112,298	4,519,995
Mueller Industries, Inc. (b)	1,135,140	54,486,720
Mueller Water Products, Inc. Class A	1,570,880	21,536,765
Nikola Corp. (a)(b)	6,298,120	4,706,585
Omega Flex, Inc. (b)	33,576	2,342,262
Park-Ohio Holdings Corp.	87,679	2,169,178
Proto Labs, Inc. (a)	266,551	9,619,826
REV Group, Inc.	324,958	6,343,180
Shyft Group, Inc. (The)	342,285	3,706,947
SPX Technologies, Inc. (a)(b)	447,020	44,988,093
Standex International Corp.	119,739	17,680,661
Tennant Co.	187,389	17,712,008
Terex Corp. (b)	674,338	41,424,583
The Greenbrier Companies, Inc. (b)	309,643	14,076,371
Titan International, Inc. (a)	535,074	7,897,692
Trinity Industries, Inc. (b)	821,323	20,648,060
Velo3D, Inc. (a)(b)	907,996	284,657
Wabash National Corp. (b)	466,573	11,804,297
Watts Water Technologies, Inc. Class A (b)	276,989	54,846,592
		870,341,981
Marine Transportation - 0.3%
Costamare, Inc. (b)	471,061	5,045,063
Eagle Bulk Shipping, Inc. (b)	93,197	5,137,951
Genco Shipping & Trading Ltd. (b)	426,901	7,487,844
Golden Ocean Group Ltd. (b)	1,247,066	13,181,488
Himalaya Shipping Ltd. (b)	277,516	1,806,629
Matson, Inc.	349,582	39,163,671
Pangaea Logistics Solutions Ltd.	369,756	3,446,126
Safe Bulkers, Inc. (b)	661,592	2,672,832
		77,941,604
Passenger Airlines - 0.4%
Allegiant Travel Co. (b)	159,739	12,523,538
Blade Air Mobility, Inc. (a)(b)	614,861	1,832,286
Frontier Group Holdings, Inc. (a)(b)	392,554	1,911,738
Hawaiian Holdings, Inc. (a)	514,487	7,331,440
JetBlue Airways Corp. (a)(b)	3,393,980	18,022,034
Joby Aviation, Inc. (a)(b)	2,826,614	15,433,312
SkyWest, Inc. (a)	410,062	21,839,902
Spirit Airlines, Inc. (b)	1,109,700	6,980,013
Sun Country Airlines Holdings, Inc. (a)	381,197	5,188,091
		91,062,354
Professional Services - 2.6%
Alight, Inc. Class A (a)(b)	4,188,973	37,365,639
ASGN, Inc. (a)(b)	478,132	44,380,212
Asure Software, Inc. (a)(b)	234,427	2,072,335
Barrett Business Services, Inc.	67,116	7,535,113
BlackSky Technology, Inc. Class A (a)(b)	1,219,007	1,548,139
CBIZ, Inc. (a)(b)	484,466	30,841,106
Conduent, Inc. (a)(b)	1,742,166	6,271,798
CRA International, Inc. (b)	68,845	7,382,938
CSG Systems International, Inc.	318,785	16,038,073
ExlService Holdings, Inc. (a)	1,637,727	51,228,101
Exponent, Inc.	513,325	45,270,132
First Advantage Corp. (b)	550,612	9,013,518
FiscalNote Holdings, Inc. Class A (a)(b)	615,509	763,231
Forrester Research, Inc. (a)(b)	119,482	3,044,401
Franklin Covey Co. (a)(b)	117,899	4,767,836
Heidrick & Struggles International, Inc.	201,508	6,039,195
Hirequest, Inc. (b)	51,323	682,596
HireRight Holdings Corp. (a)	142,393	1,765,673
Huron Consulting Group, Inc. (a)	193,151	19,996,923
IBEX Ltd. (a)	94,210	1,697,664
ICF International, Inc. (b)	189,720	26,378,669
Innodata, Inc. (a)(b)	263,258	2,729,985
Insperity, Inc. (b)	359,794	41,264,774
Kelly Services, Inc. Class A (non-vtg.)	312,594	6,423,807
Kforce, Inc. (b)	194,592	13,300,363
Korn Ferry	527,656	30,957,578
LegalZoom.com, Inc. (a)(b)	1,200,872	12,380,990
Maximus, Inc.	614,756	49,869,007
MISTRAS Group, Inc. (a)(b)	208,028	1,616,378
NV5 Global, Inc. (a)(b)	140,832	14,771,868
Parsons Corp. (a)	415,568	27,074,255
Planet Labs PBC Class A (a)(b)	1,778,621	4,019,683
Resources Connection, Inc.	327,946	4,414,153
Skillsoft Corp. (a)(b)	43,908	615,590
Sterling Check Corp. (a)(b)	322,338	4,396,690
TriNet Group, Inc. (a)	323,891	36,826,407
TrueBlue, Inc. (a)	307,129	4,232,238
Ttec Holdings, Inc.	201,773	4,112,134
Upwork, Inc. (a)	1,266,571	17,364,688
Verra Mobility Corp. (a)(b)	1,410,793	33,732,061
Willdan Group, Inc. (a)(b)	124,428	2,381,552
		636,567,493
Trading Companies & Distributors - 2.2%
Alta Equipment Group, Inc.	234,434	2,508,444
Applied Industrial Technologies, Inc.	390,413	68,892,278
Beacon Roofing Supply, Inc. (a)(b)	639,525	53,010,227
BlueLinx Corp. (a)	85,826	9,899,171
Boise Cascade Co. (b)	402,381	54,506,530
Custom Truck One Source, Inc. Class A (a)(b)	577,552	3,777,190
Distribution Solutions Group I (a)(b)	102,303	3,265,512
DNOW, Inc. (a)	1,077,610	10,873,085
DXP Enterprises, Inc. (a)	137,081	4,416,750
EVI Industries, Inc. (b)	47,583	1,098,691
FTAI Aviation Ltd. (b)	1,006,379	54,294,147
GATX Corp. (b)	358,189	43,931,881
Global Industrial Co.	133,320	5,670,100
GMS, Inc. (a)(b)	415,069	34,932,207
H&E Equipment Services, Inc.	325,702	17,519,511
Herc Holdings, Inc.	286,396	42,240,546
Hudson Technologies, Inc. (a)	447,737	5,677,305
Karat Packaging, Inc.	70,871	1,709,409
McGrath RentCorp.	249,592	31,361,235
MRC Global, Inc. (a)	848,462	9,044,605
Rush Enterprises, Inc.:
Class A (b)	714,970	32,109,303
Class B (b)	3,562	168,376
Textainer Group Holdings Ltd.	404,249	20,070,963
Titan Machinery, Inc. (a)	207,183	5,538,002
Transcat, Inc. (a)(b)	82,947	9,127,488
Willis Lease Finance Corp. (a)(b)	28,456	1,394,629
Xometry, Inc. (a)(b)	344,634	11,090,322
		538,127,907
TOTAL INDUSTRIALS		4,236,581,123
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.5%
ADTRAN Holdings, Inc.	793,602	4,971,917
Aviat Networks, Inc. (a)	115,844	3,455,627
Calix, Inc. (a)	598,609	19,861,847
Cambium Networks Corp. (a)(b)	123,781	526,069
Clearfield, Inc. (a)(b)	133,732	3,368,709
CommScope Holding Co., Inc. (a)(b)	2,122,588	4,924,404
Comtech Telecommunications Corp.	273,918	1,733,901
Digi International, Inc. (a)(b)	357,278	8,685,428
DZS, Inc. (a)(b)	204,058	318,330
Extreme Networks, Inc. (a)	1,279,057	17,280,060
Harmonic, Inc. (a)(b)	1,117,573	13,075,604
Infinera Corp. (a)(b)	2,023,901	9,998,071
KVH Industries, Inc. (a)(b)	177,300	863,451
NETGEAR, Inc. (a)	289,685	4,113,527
NetScout Systems, Inc. (a)	699,400	15,044,094
Ribbon Communications, Inc. (a)(b)	898,460	2,731,318
Viavi Solutions, Inc. (a)	2,235,477	21,974,739
		132,927,096
Electronic Equipment, Instruments & Components - 2.7%
908 Devices, Inc. (a)(b)	223,439	1,581,948
Advanced Energy Industries, Inc.	381,297	39,723,521
Aeva Technologies, Inc. (a)(b)	822,890	701,102
Akoustis Technologies, Inc. (a)(b)	705,012	404,324
Arlo Technologies, Inc. (a)	910,348	8,083,890
Badger Meter, Inc.	297,771	42,876,046
Bel Fuse, Inc. Class B (non-vtg.)	106,766	7,138,375
Belden, Inc.	430,064	31,902,148
Benchmark Electronics, Inc. (b)	357,023	9,682,464
Climb Global Solutions, Inc. (b)	42,402	2,341,438
CTS Corp.	313,080	12,855,065
Daktronics, Inc. (a)(b)	384,152	2,911,872
ePlus, Inc. (a)	269,624	20,367,397
Evolv Technologies Holdings, Inc. (a)(b)	1,159,923	5,068,864
Fabrinet (a)	372,861	79,609,552
FARO Technologies, Inc. (a)(b)	191,300	4,331,032
Insight Enterprises, Inc. (a)(b)	290,234	53,617,829
Iteris, Inc. (a)(b)	422,743	2,037,621
Itron, Inc. (a)(b)	460,844	33,245,286
Kimball Electronics, Inc. (a)	242,683	5,771,002
Knowles Corp. (a)(b)	905,330	14,765,932
Lightwave Logic, Inc. (a)(b)	1,193,099	5,142,257
Luna Innovations, Inc. (a)(b)	333,091	2,388,262
Methode Electronics, Inc. Class A	343,186	7,124,541
MicroVision, Inc. (a)(b)	1,925,351	4,582,335
Mirion Technologies, Inc. Class A (a)(b)	2,024,064	19,127,405
Napco Security Technologies, Inc. (b)	337,281	11,720,515
nLIGHT, Inc. (a)(b)	455,239	5,909,002
Novanta, Inc. (a)(b)	362,718	56,058,067
OSI Systems, Inc. (a)(b)	162,921	20,858,776
Par Technology Corp. (a)(b)	270,924	12,337,879
PC Connection, Inc.	115,913	7,477,548
Plexus Corp. (a)(b)	277,409	26,276,180
Presto Automation, Inc. (a)(b)	35,432	7,760
Richardson Electronics Ltd.	125,471	1,234,635
Rogers Corp. (a)	175,071	20,180,434
Sanmina Corp. (a)	571,583	34,192,095
ScanSource, Inc. (a)(b)	251,410	9,870,357
Smartrent, Inc. (a)(b)	1,868,777	5,512,892
TTM Technologies, Inc. (a)	1,047,331	14,568,374
Vishay Intertechnology, Inc. (b)	1,304,675	28,350,588
Vishay Precision Group, Inc. (a)	125,075	3,987,391
Vuzix Corp. (a)(b)	588,487	982,773
		676,906,774
IT Services - 0.5%
Applied Digital Corp. (a)(b)	833,292	4,283,121
BigBear.ai Holdings, Inc. (a)(b)	297,489	481,932
BigCommerce Holdings, Inc. (a)	673,265	5,507,308
Brightcove, Inc. (a)(b)	436,256	999,026
Couchbase, Inc. (a)(b)	354,445	8,861,125
Digitalocean Holdings, Inc. (a)(b)	641,992	21,647,970
Fastly, Inc. Class A (a)(b)	1,224,896	24,644,908
Grid Dynamics Holdings, Inc. (a)(b)	573,016	7,477,859
Hackett Group, Inc.	254,245	5,878,144
Information Services Group, Inc.	343,948	1,520,250
Perficient, Inc. (a)(b)	347,654	23,685,667
Rackspace Technology, Inc. (a)(b)	636,438	1,069,216
Squarespace, Inc. Class A (a)	509,484	15,794,004
Thoughtworks Holding, Inc. (a)(b)	935,086	4,376,202
Tucows, Inc. (a)(b)	99,759	2,306,428
Unisys Corp. (a)	675,715	4,554,319
		133,087,479
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research, Inc. (a)(b)	488,681	8,415,087
AEHR Test Systems (a)(b)	280,931	4,171,825
Alpha & Omega Semiconductor Ltd. (a)(b)	233,871	6,001,130
Ambarella, Inc. (a)	383,402	20,151,609
Amkor Technology, Inc.	1,138,467	36,043,865
Atomera, Inc. (a)(b)	228,223	1,793,833
Axcelis Technologies, Inc. (a)(b)	330,287	42,953,824
CEVA, Inc. (a)	233,847	4,489,862
Cohu, Inc. (a)(b)	471,181	15,011,827
Credo Technology Group Holding Ltd. (a)(b)	1,163,446	23,862,277
Diodes, Inc. (a)(b)	456,386	30,723,906
FormFactor, Inc. (a)	781,321	30,291,815
Ichor Holdings Ltd. (a)(b)	288,377	10,439,247
Impinj, Inc. (a)(b)	236,062	22,893,293
indie Semiconductor, Inc. (a)(b)	1,529,923	9,286,633
Intest Corp. (a)(b)	118,092	1,408,838
Kulicke & Soffa Industries, Inc. (b)	560,990	28,229,017
MACOM Technology Solutions Holdings, Inc. (a)(b)	550,322	47,454,266
Maxeon Solar Technologies Ltd. (a)(b)	295,998	1,340,871
MaxLinear, Inc. Class A (a)	770,893	16,049,992
Navitas Semiconductor Corp. (a)(b)	1,109,583	6,357,911
NVE Corp. (b)	48,789	3,902,632
Onto Innovation, Inc. (a)(b)	496,226	80,140,499
PDF Solutions, Inc. (a)	309,986	9,671,563
Photronics, Inc. (a)(b)	619,436	18,099,920
Power Integrations, Inc. (b)	573,877	43,017,820
Rambus, Inc. (a)(b)	1,104,898	75,718,660
Semtech Corp. (a)(b)	645,740	12,811,482
Silicon Laboratories, Inc. (a)(b)	321,354	39,642,229
SiTime Corp. (a)(b)	176,178	18,775,289
SkyWater Technology, Inc. (a)(b)	186,408	1,610,565
SMART Global Holdings, Inc. (a)(b)	488,208	9,593,287
Synaptics, Inc. (a)	399,200	42,638,552
Transphorm, Inc. (a)(b)	298,123	1,442,915
Ultra Clean Holdings, Inc. (a)(b)	449,873	17,185,149
Veeco Instruments, Inc. (a)(b)	515,465	16,433,024
		758,054,514
Software - 5.8%
8x8, Inc. (a)(b)	1,212,084	4,072,602
A10 Networks, Inc.	718,639	9,608,203
ACI Worldwide, Inc. (a)	1,097,638	33,005,975
Adeia, Inc. (b)	1,085,604	13,179,233
Agilysys, Inc. (a)	203,110	17,002,338
Alarm.com Holdings, Inc. (a)(b)	484,862	29,489,307
Alkami Technology, Inc. (a)(b)	408,237	10,050,795
Altair Engineering, Inc. Class A (a)(b)	550,363	46,791,862
American Software, Inc. Class A	328,711	3,724,296
Amplitude, Inc. (a)(b)	688,413	8,921,832
AppFolio, Inc. (a)	194,456	42,636,423
Appian Corp. Class A (a)	416,365	13,585,990
Asana, Inc. (a)(b)	825,236	14,375,611
Aurora Innovation, Inc. (a)(b)	3,433,914	10,267,403
AvePoint, Inc. (a)(b)	1,512,524	11,646,435
Bit Digital, Inc. (a)(b)	900,870	2,378,297
Blackbaud, Inc. (a)	440,244	35,624,544
BlackLine, Inc. (a)(b)	575,761	33,785,655
Box, Inc. Class A (a)(b)	1,425,132	37,024,929
Braze, Inc. (a)(b)	531,665	28,736,493
C3.ai, Inc. (a)(b)	824,560	20,432,597
Cerence, Inc. (a)(b)	407,272	8,153,585
Cipher Mining, Inc. (a)(b)	427,325	1,299,068
Cleanspark, Inc. (a)(b)	1,516,738	12,209,741
Clear Secure, Inc. (b)	835,026	15,890,545
CommVault Systems, Inc. (a)	446,254	40,912,567
Consensus Cloud Solutions, Inc. (a)(b)	197,653	4,296,976
CoreCard Corp. (a)(b)	72,990	883,179
CS Disco, Inc. (a)(b)	233,806	1,912,533
CXApp, Inc. Class A (a)(b)	18,342	20,543
Digimarc Corp. (a)(b)	144,980	5,135,192
Digital Turbine, Inc. (a)(b)	971,162	5,234,563
Domo, Inc. Class B (a)(b)	324,382	3,526,032
E2open Parent Holdings, Inc. (a)(b)	1,718,308	6,460,838
eGain Communications Corp. (a)	211,675	1,587,563
Enfusion, Inc. Class A (a)(b)	381,336	3,012,554
Envestnet, Inc. (a)(b)	507,095	25,912,555
Everbridge, Inc. (a)	411,989	9,212,074
EverCommerce, Inc. (a)(b)	240,851	2,345,889
Expensify, Inc. (a)	562,475	911,210
Freshworks, Inc. (a)(b)	1,642,826	36,470,737
Instructure Holdings, Inc. (a)(b)	198,916	4,899,301
Intapp, Inc. (a)(b)	281,390	12,122,281
InterDigital, Inc. (b)	267,255	28,075,138
Jamf Holding Corp. (a)(b)	718,382	13,318,802
Kaltura, Inc. (a)	756,280	1,270,550
LivePerson, Inc. (a)(b)	794,752	2,225,306
Liveramp Holdings, Inc. (a)(b)	667,128	26,338,213
Marathon Digital Holdings, Inc. (a)(b)	2,156,418	38,233,291
Matterport, Inc. (a)(b)	2,582,103	5,809,732
MeridianLink, Inc. (a)(b)	267,974	6,096,409
MicroStrategy, Inc. Class A (a)(b)	123,602	61,950,558
Mitek Systems, Inc. (a)(b)	443,816	5,592,082
Model N, Inc. (a)(b)	384,441	10,360,685
N-able, Inc. (a)(b)	706,309	9,167,891
Nextnav, Inc. (a)(b)	569,541	2,369,291
Olo, Inc. (a)	1,053,729	5,447,779
ON24, Inc.	310,396	2,374,529
Onespan, Inc. (a)(b)	404,668	4,151,894
Pagerduty, Inc. (a)(b)	917,445	21,725,098
PowerSchool Holdings, Inc. (a)(b)	569,547	13,407,136
Progress Software Corp.	439,634	24,975,608
PROS Holdings, Inc. (a)(b)	452,188	15,564,311
Q2 Holdings, Inc. (a)(b)	576,728	24,539,776
Qualys, Inc. (a)	376,625	71,246,151
Rapid7, Inc. (a)(b)	613,754	33,774,883
Red Violet, Inc. (a)(b)	113,879	2,127,260
Rimini Street, Inc. (a)(b)	531,287	1,742,621
Riot Platforms, Inc. (a)(b)	1,927,733	21,012,290
Sapiens International Corp. NV	312,079	8,519,757
Semrush Holdings, Inc. (a)(b)	320,022	3,693,054
SolarWinds, Inc. (a)	510,344	6,032,266
SoundHound AI, Inc. (a)(b)	1,403,526	2,329,853
SoundThinking, Inc. (a)(b)	97,078	2,003,690
Sprinklr, Inc. (a)(b)	1,072,479	13,384,538
Sprout Social, Inc. (a)(b)	484,368	29,706,289
SPS Commerce, Inc. (a)	371,880	68,351,544
Tenable Holdings, Inc. (a)	1,156,146	54,454,477
TeraWulf, Inc. (a)(b)	1,499,594	2,504,322
Varonis Systems, Inc. (a)(b)	1,100,094	49,372,219
Verint Systems, Inc. (a)(b)	632,110	18,767,346
Veritone, Inc. (a)(b)	267,085	440,690
Viant Technology, Inc. (a)(b)	142,385	1,220,239
Weave Communications, Inc. (a)(b)	341,558	4,283,137
Workiva, Inc. (a)(b)	502,312	46,684,877
Xperi, Inc. (a)	439,516	4,694,031
Yext, Inc. (a)(b)	1,083,108	6,422,830
Zeta Global Holdings Corp. (a)(b)	1,408,922	13,638,365
Zuora, Inc. (a)(b)	1,348,978	12,329,659
		1,430,480,813
Technology Hardware, Storage & Peripherals - 1.2%
CompoSecure, Inc. (a)(b)	157,577	794,188
Corsair Gaming, Inc. (a)(b)	374,496	4,767,334
CPI Card Group (a)(b)	42,349	772,869
Eastman Kodak Co. (a)(b)	582,904	2,011,019
Immersion Corp. (b)	319,464	2,181,939
Intevac, Inc. (a)(b)	226,239	934,367
IonQ, Inc. (a)(b)	1,632,003	16,760,671
Super Micro Computer, Inc. (a)(b)	469,624	248,717,553
Turtle Beach Corp. (a)	163,738	1,861,701
Xerox Holdings Corp. (b)	1,185,605	21,886,268
		300,687,909
TOTAL INFORMATION TECHNOLOGY		3,432,144,585
MATERIALS - 4.4%
Chemicals - 1.9%
AdvanSix, Inc.	263,080	6,676,970
American Vanguard Corp.	272,618	2,976,989
Arcadium Lithium PLC (b)	10,366,147	50,690,459
Aspen Aerogels, Inc. (a)(b)	518,831	5,826,472
Avient Corp. (b)	915,236	33,140,696
Balchem Corp.	323,424	45,331,108
Cabot Corp. (b)	560,803	40,433,896
Core Molding Technologies, Inc. (a)	77,967	1,348,829
Danimer Scientific, Inc. (a)(b)	866,787	553,010
Ecovyst, Inc. (a)(b)	929,489	8,607,068
H.B. Fuller Co.	545,889	41,362,010
Hawkins, Inc.	196,797	13,100,776
Ingevity Corp. (a)	369,169	16,081,002
Innospec, Inc. (b)	252,617	29,331,360
Intrepid Potash, Inc. (a)(b)	108,581	1,997,890
Koppers Holdings, Inc.	203,905	10,427,702
Kronos Worldwide, Inc. (b)	230,165	2,142,836
LSB Industries, Inc. (a)(b)	548,390	4,080,022
Mativ, Inc. (b)	551,934	6,639,766
Minerals Technologies, Inc.	328,088	21,440,551
Origin Materials, Inc. Class A (a)(b)	1,177,464	694,704
Orion SA	559,706	12,537,414
Perimeter Solutions SA (a)(b)	1,543,656	7,316,929
PureCycle Technologies, Inc. (a)(b)	1,177,378	4,615,322
Quaker Houghton	140,503	26,687,140
Rayonier Advanced Materials, Inc. (a)	641,734	2,785,126
Sensient Technologies Corp.	425,403	26,387,748
Stepan Co. (b)	215,153	19,206,708
Trinseo PLC	350,469	2,113,328
Tronox Holdings PLC (b)	1,184,573	16,335,262
Valhi, Inc. (b)	19,380	268,801
		461,137,894
Construction Materials - 0.3%
Knife River Holding Co.	572,999	37,525,705
Summit Materials, Inc. (a)	1,208,720	43,731,490
United States Lime & Minerals, Inc. (b)	21,207	5,485,615
		86,742,810
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	293,573	18,380,606
Class B	2,444	153,239
Myers Industries, Inc.	373,681	7,006,519
O-I Glass, Inc. (a)(b)	1,573,055	22,903,681
Pactiv Evergreen, Inc.	409,414	5,977,444
Ranpak Holdings Corp. (A Shares) (a)(b)	438,905	1,808,289
TriMas Corp.	420,015	10,365,970
		66,595,748
Metals & Mining - 1.8%
5E Advanced Materials, Inc. (a)(b)	376,487	534,612
Alpha Metallurgical Resources (b)	117,083	46,744,217
Arch Resources, Inc. (b)	182,409	32,279,097
ATI, Inc. (a)(b)	1,304,451	53,312,912
Caledonia Mining Corp. PLC	166,244	1,780,473
Carpenter Technology Corp.	495,781	30,535,152
Century Aluminum Co. (a)(b)	535,442	5,970,178
Coeur d'Alene Mines Corp. (a)(b)	3,356,835	9,029,886
Commercial Metals Co.	1,185,029	61,882,214
Compass Minerals International, Inc. (b)	345,587	7,772,252
Constellium NV (a)(b)	1,303,721	24,444,769
Contango ORE, Inc. (a)(b)	76,695	1,263,167
Dakota Gold Corp. (a)(b)	503,839	1,058,062
Haynes International, Inc. (b)	127,836	7,116,630
Hecla Mining Co. (b)	6,184,658	23,563,547
i-80 Gold Corp. (a)(b)	1,950,434	3,120,694
Ivanhoe Electric, Inc. (a)(b)	637,330	5,328,079
Kaiser Aluminum Corp. (b)	162,172	10,524,963
Materion Corp.	207,945	24,323,327
NioCorp Developments Ltd. (a)(b)	10,695	33,368
Novagold Resources, Inc. (a)(b)	2,434,552	6,232,453
Olympic Steel, Inc. (b)	100,324	6,779,896
Perpetua Resources Corp. (a)(b)	368,560	1,054,082
Piedmont Lithium, Inc. (a)(b)	183,018	2,796,515
Ramaco Resources, Inc. (b)	229,537	4,333,659
Ramaco Resources, Inc. Class B	42,653	538,281
Ryerson Holding Corp.	285,057	9,783,156
Schnitzer Steel Industries, Inc. Class A	262,096	6,900,988
SunCoke Energy, Inc.	848,560	8,697,740
TimkenSteel Corp. (a)	440,805	9,058,543
Tredegar Corp.	265,983	1,258,100
Warrior Metropolitan Coal, Inc. (b)	524,208	33,638,427
Worthington Steel, Inc. (b)	311,565	9,331,372
		451,020,811
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)(b)	164,937	5,437,973
Glatfelter Corp. (a)(b)	430,857	624,743
Sylvamo Corp. (b)	362,977	16,853,022
		22,915,738
TOTAL MATERIALS		1,088,413,001
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Acadia Realty Trust (SBI)	971,657	16,576,468
Alexander & Baldwin, Inc.	763,651	13,226,435
Alexanders, Inc.	23,355	5,133,195
Alpine Income Property Trust, Inc.	150,767	2,342,919
American Assets Trust, Inc.	511,595	11,475,076
Apartment Investment & Management Co. Class A (a)	1,485,405	11,036,559
Apple Hospitality (REIT), Inc.	2,205,579	35,421,599
Armada Hoffler Properties, Inc.	715,418	8,556,399
Braemar Hotels & Resorts, Inc.	691,032	1,575,553
Brandywine Realty Trust (SBI)	1,785,565	8,463,578
Broadstone Net Lease, Inc.	1,941,463	31,199,310
BRT Apartments Corp.	138,179	2,321,407
CareTrust (REIT), Inc.	1,031,175	21,572,181
CBL & Associates Properties, Inc. (b)	280,007	6,546,564
Centerspace	158,646	8,687,455
Chatham Lodging Trust	510,042	5,355,441
City Office REIT, Inc.	419,883	2,204,386
Clipper Realty, Inc.	125,073	632,869
Community Healthcare Trust, Inc.	283,301	7,249,673
COPT Defense Properties (SBI)	1,156,474	27,246,527
CTO Realty Growth, Inc.	244,391	4,039,783
DiamondRock Hospitality Co.	2,156,555	19,710,913
Diversified Healthcare Trust (SBI)	2,423,489	6,955,413
Douglas Emmett, Inc.	1,650,601	22,365,644
Easterly Government Properties, Inc.	1,013,804	12,449,513
Elme Communities (SBI)	911,949	13,205,022
Empire State Realty Trust, Inc.	1,351,538	12,866,642
Equity Commonwealth	1,031,978	19,721,100
Essential Properties Realty Trust, Inc.	1,604,035	39,956,512
Farmland Partners, Inc.	466,438	5,233,434
Four Corners Property Trust, Inc.	938,723	21,975,505
Getty Realty Corp.	496,628	13,736,730
Gladstone Commercial Corp.	429,500	5,506,190
Gladstone Land Corp.	357,346	5,060,019
Global Medical REIT, Inc.	664,369	6,716,771
Global Net Lease, Inc.	2,007,541	16,963,721
Hudson Pacific Properties, Inc.	1,407,002	11,523,346
Independence Realty Trust, Inc.	2,315,890	34,020,424
InvenTrust Properties Corp.	702,803	17,450,598
JBG SMITH Properties	1,037,533	16,600,528
Kite Realty Group Trust	2,228,928	47,699,059
LTC Properties, Inc.	428,094	13,343,690
LXP Industrial Trust (REIT)	2,980,577	27,093,445
National Health Investors, Inc.	429,982	22,866,443
NETSTREIT Corp. (b)	727,038	13,210,280
NexPoint Diversified Real Estate Trust	343,733	2,371,758
NexPoint Residential Trust, Inc.	236,346	7,220,370
Office Properties Income Trust	507,272	1,861,688
One Liberty Properties, Inc.	185,433	3,753,164
Orion Office (REIT), Inc.	615,931	3,165,885
Outfront Media, Inc.	1,507,013	19,621,309
Paramount Group, Inc.	1,896,836	9,009,971
Peakstone Realty Trust	368,293	5,332,883
Pebblebrook Hotel Trust	1,213,384	18,467,704
Phillips Edison & Co., Inc.	1,206,933	41,892,644
Physicians Realty Trust	2,447,318	29,955,172
Piedmont Office Realty Trust, Inc. Class A	1,291,450	8,781,860
Plymouth Industrial REIT, Inc.	468,296	10,368,073
Postal Realty Trust, Inc.	235,358	3,318,548
Potlatch Corp.	807,527	36,120,683
Retail Opportunity Investments Corp.	1,274,530	17,320,863
RLJ Lodging Trust	1,591,221	18,426,339
Ryman Hospitality Properties, Inc.	592,285	65,092,122
Sabra Health Care REIT, Inc.	2,366,384	31,567,563
Safehold, Inc. (b)	497,737	9,885,057
Saul Centers, Inc.	126,742	4,849,149
Service Properties Trust	1,705,462	13,183,221
SITE Centers Corp.	1,959,527	26,100,900
SL Green Realty Corp.	660,110	29,671,945
Summit Hotel Properties, Inc.	1,089,099	7,057,362
Sunstone Hotel Investors, Inc.	2,132,400	22,752,708
Tanger, Inc.	1,045,240	28,116,956
Terreno Realty Corp.	848,638	50,689,148
The Macerich Co.	2,202,175	34,772,343
UMH Properties, Inc.	630,134	9,521,325
Uniti Group, Inc.	2,434,223	12,804,013
Universal Health Realty Income Trust (SBI)	140,298	5,585,263
Urban Edge Properties	1,182,059	20,414,159
Veris Residential, Inc.	806,459	12,298,500
Whitestone REIT Class B	514,706	6,650,002
Xenia Hotels & Resorts, Inc.	1,107,022	14,756,603
		1,299,851,572
Real Estate Management & Development - 0.8%
American Realty Investments, Inc. (a)	13,326	293,305
Anywhere Real Estate, Inc. (a)(b)	1,089,741	7,758,956
Compass, Inc. (a)(b)	2,891,228	9,945,824
Cushman & Wakefield PLC (a)	1,682,393	17,698,774
Digitalbridge Group, Inc.	1,640,621	32,221,796
Douglas Elliman, Inc.	829,731	1,792,219
eXp World Holdings, Inc. (b)	724,610	8,970,672
Forestar Group, Inc. (a)	186,618	5,833,679
FRP Holdings, Inc. (a)	65,025	3,777,953
Kennedy-Wilson Holdings, Inc. (b)	1,209,703	12,641,396
Marcus & Millichap, Inc. (b)	241,104	9,183,651
Maui Land & Pineapple, Inc. (a)(b)	77,089	1,526,362
Newmark Group, Inc. (b)	1,391,394	14,122,649
Opendoor Technologies, Inc. (a)(b)	5,633,293	19,265,862
RE/MAX Holdings, Inc.	177,311	1,902,547
Redfin Corp. (a)(b)	1,106,624	9,030,052
Star Holdings	133,958	1,552,573
Stratus Properties, Inc. (a)	50,460	1,160,580
Tejon Ranch Co. (a)	209,754	3,309,918
The RMR Group, Inc.	162,487	4,239,286
The St. Joe Co.	350,540	19,349,808
Transcontinental Realty Investors, Inc. (a)	17,373	690,229
		186,268,091
TOTAL REAL ESTATE		1,486,119,663
UTILITIES - 2.6%
Electric Utilities - 0.7%
Allete, Inc.	585,051	34,582,365
Genie Energy Ltd. Class B (b)	203,877	3,794,151
MGE Energy, Inc.	369,083	23,802,163
Otter Tail Corp. (b)	418,559	37,846,105
PNM Resources, Inc.	863,807	31,295,728
Portland General Electric Co. (b)	1,027,411	42,051,932
		173,372,444
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares (b)	1,216,549	42,591,380
Chesapeake Utilities Corp.	215,926	21,868,985
New Jersey Resources Corp.	983,564	40,158,918
Northwest Natural Holding Co.	366,602	13,512,950
ONE Gas, Inc. (b)	561,122	34,436,057
RGC Resources, Inc.	78,628	1,502,581
Southwest Gas Holdings, Inc.	625,846	36,724,643
Spire, Inc. (b)	523,038	29,692,867
		220,488,381
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)(b)	651,113	3,509,499
Montauk Renewables, Inc. (a)(b)	680,405	4,701,599
Ormat Technologies, Inc. (b)	540,340	34,949,191
Sunnova Energy International, Inc. (a)(b)	1,078,678	11,347,693
		54,507,982
Multi-Utilities - 0.4%
Avista Corp. (b)	778,386	26,472,908
Black Hills Corp.	683,870	35,397,111
NorthWestern Energy Corp.	624,769	30,063,884
Unitil Corp.	163,283	7,759,208
		99,693,111
Water Utilities - 0.4%
American States Water Co.	374,416	27,931,434
Artesian Resources Corp. Class A	93,238	3,403,187
Cadiz, Inc. (a)(b)	420,077	1,138,409
California Water Service Group	585,065	26,485,893
Consolidated Water Co., Inc.	155,224	4,956,302
Global Water Resources, Inc.	117,496	1,408,777
Middlesex Water Co.	179,564	10,050,197
Pure Cycle Corp. (a)(b)	188,402	1,844,456
SJW Group	322,905	19,225,764
York Water Co.	145,504	5,220,684
		101,665,103
TOTAL UTILITIES		649,727,021
TOTAL COMMON STOCKS (Cost $23,016,618,896)		24,704,125,505

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $20,935,118)	21,000,000	20,935,550

Money Market Funds - 13.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	90,645,721	90,663,850
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	3,331,230,945	3,331,564,068
TOTAL MONEY MARKET FUNDS (Cost $3,422,209,956)		3,422,227,918

TOTAL INVESTMENT IN SECURITIES - 113.5% (Cost $26,459,763,970)	28,147,288,973
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(3,337,201,605)
NET ASSETS - 100.0%	24,810,087,368

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,007	Mar 2024	98,479,565	2,669,145	2,669,145

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,836,796.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	147,998,663	3,239,568,361	3,296,903,174	4,880,292	-	-	90,663,850	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	3,441,003,990	6,018,080,676	6,127,520,598	27,420,239	-	-	3,331,564,068	13.4%
Total	3,589,002,653	9,257,649,037	9,424,423,772	32,300,531	-	-	3,422,227,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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